AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.5%
Asset-Backed Securities — 3.4%
United States
American Credit Acceptance Receivables Trust,
Series 2019-04, Class A, 144A
2.180%	02/13/23	1,083	$1,087,010
Series 2019-04, Class B, 144A
2.430%	10/12/23	3,735	3,778,214
ARI Fleet Lease Trust,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	153	153,075
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,378,691
DT Auto Owner Trust,
Series 2019-04A, Class A, 144A
2.170%	05/15/23	2,315	2,329,981
Exeter Automobile Receivables Trust,
Series 2019-04A, Class A, 144A
2.180%	01/17/23	1,482	1,488,636
First Investors Auto Owner Trust,
Series 2018-02A, Class A1, 144A
3.230%	12/15/22	19	19,404
Series 2019-02A, Class A, 144A
2.210%	09/16/24	3,655	3,704,202
HPEFS Equipment Trust,
Series 2019-01A, Class A2, 144A
2.190%	09/20/29	651	654,384
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	694	704,785
Marlette Funding Trust,
Series 2018-04A, Class A, 144A
3.710%	12/15/28	276	278,032
Series 2019-03A, Class A, 144A
2.690%	09/17/29	3,426	3,454,477
Series 2019-04A, Class A, 144A
2.390%	12/17/29	2,936	2,963,274
Series 2020-01A, Class A, 144A
2.240%	03/15/30	1,376	1,386,471
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	9,475	9,713,623
SoFi Consumer Loan Program LLC,
Series 2016-01, Class A, 144A
3.260%	08/25/25	2,488	2,503,916
SoFi Consumer Loan Program Trust,
Series 2018-02, Class A2, 144A
3.350%	04/26/27	1,806	1,815,575
Series 2019-01, Class A, 144A
3.240%	02/25/28	1,043	1,053,761
Series 2019-04, Class A, 144A
2.450%	08/25/28	4,327	4,377,801
Series 2020-01, Class A, 144A
2.020%	01/25/29	2,735	2,764,033
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23	5,281	5,319,914

Total Asset-Backed Securities (cost $50,307,584)			50,929,259
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 31.6%
Belgium — 0.5%
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
1.125%	07/01/27	EUR	3,225	$3,969,918
2.000%	03/17/28	EUR	1,179	1,536,074
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.750%	01/23/29(a)		1,765	2,146,894
				7,652,886
Canada — 0.5%
Ontario Teachers’ Finance Trust,
Gtd. Notes, 144A
1.250%	09/27/30		7,220	7,226,401
Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		900	956,909
3.700%	01/30/50		300	317,880
				1,274,789
China — 0.4%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
4.000%	12/06/37(a)		1,300	1,543,089
China Cinda Finance 2017 I Ltd.,
Gtd. Notes, EMTN
4.100%	03/09/24		800	862,193
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
3.250%	09/13/27		1,300	1,418,151
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, EMTN
4.250%	05/02/28		1,000	1,170,741
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.390%	06/03/30		1,400	1,425,166
				6,419,340
France — 3.0%
Airbus Finance BV,
Gtd. Notes, EMTN
0.875%	05/13/26	EUR	2,600	3,117,988
Airbus SE,
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	1,985	2,524,145
AXA SA,
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	2,185	2,859,258
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28		2,575	2,571,633
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22(a)		3,445	3,566,601
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	02/19/28	EUR	3,000	3,494,615
A1

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Sub. Notes, EMTN
2.875%(ff)	03/20/26	EUR	1,805	$2,140,191
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		5,360	5,366,137
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	03/13/25	EUR	3,000	3,688,429
Engie SA,
Sr. Unsec’d. Notes, EMTN
0.375%	06/11/27	EUR	3,900	4,648,294
Orange SA,
Sr. Unsec’d. Notes, EMTN
0.500%	09/04/32	EUR	2,900	3,350,823
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	5,375	6,411,135
				43,739,249
Germany — 2.4%
Deutsche Telekom AG,
Sr. Unsec’d. Notes, EMTN
1.750%	03/25/31	EUR	2,425	3,173,586
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
1.375%	01/30/27	EUR	1,510	1,903,460
E.ON SE,
Sr. Unsec’d. Notes, EMTN
0.250%	10/24/26	EUR	1,005	1,189,466
1.625%	05/22/29	EUR	3,975	5,159,616
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	3,350	4,103,274
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	3,750	5,083,118
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	2,600	3,108,042
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
3.350%	05/13/25(a)		1,780	1,942,846
Volkswagen International Finance NV,
Gtd. Notes
1.875%	03/30/27	EUR	1,900	2,371,256
Wintershall Dea Finance BV,
Gtd. Notes
0.840%	09/25/25	EUR	7,200	8,199,595
				36,234,259
Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN
3.100%	01/22/30		600	619,153
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		800	827,318
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Indonesia (cont’d.)
4.375%	02/05/50		700	$728,808
				2,175,279
Ireland — 0.4%
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	4,425	5,481,680
Japan — 0.7%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
0.750%	07/09/27	EUR	8,080	9,640,044
Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		475	531,179
Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
4.375%	04/22/49		700	874,436
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30(a)		550	592,714
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		1,000	1,065,198
				2,532,348
Netherlands — 0.4%
Cooperatieve Rabobank UA,
Sub. Notes
2.500%(ff)	05/26/26	EUR	2,975	3,534,112
Heineken NV,
Sr. Unsec’d. Notes, EMTN
2.250%	03/30/30	EUR	1,755	2,387,004
				5,921,116
Saudi Arabia — 0.2%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN
2.875%	04/16/24		2,375	2,492,215
3.500%	04/16/29		775	852,446
				3,344,661
Spain — 0.6%
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,123,043
1.125%	08/05/22	EUR	1,300	1,567,045
Telefonica Emisiones SA,
Gtd. Notes, EMTN
1.477%	09/14/21	EUR	4,600	5,476,769
				8,166,857

A2

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Supranational Bank — 0.4%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	4,075	$5,648,929
Switzerland — 0.4%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	1,714,511
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25		2,320	2,420,583
Sr. Unsec’d. Notes, EMTN
1.250%(ff)	07/17/25	EUR	175	211,514
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50		750	805,636
UBS Group AG,
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30(a)		850	940,494
				6,092,738
United Kingdom — 0.8%
Reckitt Benckiser Treasury Services Nederland BV,
Gtd. Notes, 144A
0.375%	05/19/26	EUR	4,390	5,254,210
Vodafone Group PLC,
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	4,825	6,305,252
				11,559,462
United States — 20.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26(a)		4,745	5,167,188
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.500%	06/03/30(a)		745	759,707
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48(a)		275	336,525
American Tower Corp.,
Sr. Unsec’d. Notes
0.500%	01/15/28	EUR	4,390	5,096,963
3.600%	01/15/28(a)		3,575	4,027,184
3.800%	08/15/29		1,295	1,482,292
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		2,450	2,683,502
3.450%	05/01/50		225	253,319
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40		3,250	3,449,755
Anthem, Inc.,
Sr. Unsec’d. Notes
4.101%	03/01/28		1,825	2,123,766
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45(a)		1,450	$1,710,362
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	10,755	13,366,647
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49		100	107,524
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		3,030	3,347,678
3.970%(ff)	03/05/29		2,625	3,011,050
4.271%(ff)	07/23/29		2,955	3,466,659
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		3,267	3,379,416
3.363%	06/06/24		1,400	1,514,016
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25		3,200	3,649,308
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	1,900	2,361,640
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		1,155	1,273,302
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)		3,400	3,614,830
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.200%	06/15/26(a)		1,270	1,430,815
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25		1,270	1,324,542
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		3,490	3,867,873
4.908%	07/23/25		4,470	5,160,159
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		850	979,399
4.075%(ff)	04/23/29(a)		2,130	2,450,287
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.250%	11/15/23		2,575	3,052,018
Comcast Corp.,
Gtd. Notes
1.500%	02/15/31(a)		1,140	1,125,316
1.950%	01/15/31		5,300	5,442,243
3.950%	10/15/25		2,055	2,356,602
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		275	319,390

A3

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26		323	$360,075
3.500%	08/15/27		1,880	2,101,087
4.600%	08/15/47		1,325	1,641,792
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		1,525	1,677,775
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27(a)		2,300	2,263,013
3.750%	04/01/30		75	85,702
4.100%	03/25/25		1,459	1,647,907
4.300%	03/25/28		2,693	3,156,390
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		400	447,817
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	2,615	3,045,491
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		3,825	4,380,395
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		2,120	2,494,102
East Ohio Gas Co. (The),
Sr. Unsec’d. Notes, 144A
1.300%	06/15/25(a)		2,865	2,925,533
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.950%	03/15/49		250	313,190
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)		2,375	2,585,474
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23		575	604,586
3.850%	11/15/24(a)		625	688,743
Eversource Energy,
Sr. Unsec’d. Notes
1.650%	08/15/30(a)		2,900	2,886,749
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30		4,700	5,497,556
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/48		2,675	3,491,997
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27		3,500	3,835,515
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		2,485	3,480,007
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		1,975	2,248,824
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.400%	07/01/49(a)		650	$813,268
Fox Corp.,
Sr. Unsec’d. Notes
4.709%	01/25/29(a)		5,500	6,588,440
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,825	1,987,616
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		8,190	8,303,789
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		1,225	1,458,061
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40		2,380	2,916,219
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.200%	10/01/27		845	848,002
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25(a)		2,350	2,492,273
3.200%	08/15/29(a)		2,450	2,673,301
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.375%	03/27/25	EUR	4,250	5,638,578
4.223%(ff)	05/01/29(a)		1,325	1,546,255
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23	EUR	2,975	3,675,606
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		425	443,590
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49		850	946,133
3.350%	04/15/50		1,050	1,209,505
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50(a)		425	583,354
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32(a)		2,270	2,262,782
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26		2,005	2,258,607
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25		2,425	2,550,671
3.960%(ff)	01/29/27(a)		2,725	3,104,848
4.452%(ff)	12/05/29		1,200	1,443,064
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24		754	823,120
4.250%	09/01/24		1,146	1,268,389
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25(a)		2,500	2,812,950

A4

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Gtd. Notes, 144A
5.625%	11/15/23		1,350	$1,522,431
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30(a)		847	1,049,335
4.550%	04/05/49(a)		1,100	1,409,894
Medtronic Global Holdings SCA,
Gtd. Notes
1.000%	07/02/31	EUR	1,685	2,073,917
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.000%	03/07/49		175	221,618
4.150%	05/18/43		75	95,418
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		1,079	1,133,071
4.500%	02/06/57(a)		825	1,192,817
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30		2,675	2,909,371
3.625%	02/13/26		2,450	2,770,695
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30		1,960	2,338,491
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31		4,125	4,730,167
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		500	522,172
4.125%	03/01/27(a)		1,175	1,295,542
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		2,295	2,488,913
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		975	1,312,709
5.250%	05/01/50		575	820,937
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50		625	698,217
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)		885	930,482
Pacific Life Global Funding II,
Sec’d. Notes, 144A
1.200%	06/24/25		3,020	3,054,149
Sr. Sec’d. Notes, 144A
0.500%	09/23/23		3,305	3,301,564
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24		2,085	2,211,825
3.375%	02/01/22		1,625	1,678,144
3.450%	07/01/24		3,115	3,368,805
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		1,555	1,716,474
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30(a)		1,590	$1,645,536
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		2,290	2,331,782
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		3,745	3,922,163
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		2,049	2,569,138
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30		1,700	1,800,879
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23		5,575	6,553,478
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	04/15/27		5,175	5,792,587
U.S. Bancorp,
Sub. Notes, MTN
3.000%	07/30/29		740	821,528
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51(a)		485	572,790
3.839%	03/20/60		375	433,187
4.100%	09/15/67		900	1,065,931
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		431	451,816
4.750%	07/15/45		144	195,485
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	1,585	1,864,460
4.522%	09/15/48		2,125	2,783,779
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/25(a)		6,900	7,922,234
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48		1,000	1,301,723
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
0.500%	04/26/24	EUR	1,325	1,558,022
2.000%	04/27/26	EUR	1,955	2,464,449
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		4,565	4,722,192
3.750%	06/15/27		660	723,890
4.500%	11/15/23		10	10,956
4.550%	06/24/24(a)		1,349	1,494,286
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		825	915,722

A5

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50(a)		675	$720,794
				303,685,383

Total Corporate Bonds (cost $445,660,788)				467,326,600
Municipal Bonds — 1.0%
California — 0.7%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		925	1,275,529
6.548%	05/15/48		1,695	2,736,933
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		475	779,960
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		1,665	2,889,141
University of California,
Revenue Bonds
1.316%	05/15/27		1,500	1,508,955
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		1,445	1,447,254
				10,637,772
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		2,175	3,665,005

Total Municipal Bonds (cost $12,372,475)				14,302,777
Sovereign Bonds — 41.6%
Australia — 2.3%
Australia Government Bond,
Bonds
2.750%	04/21/24	AUD	11,540	9,011,460
5.750%	05/15/21	AUD	14,460	10,718,597
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	12,354	11,327,345
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	5,219	3,716,390
				34,773,792
Austria — 0.6%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	07/15/24	EUR	3,076	3,695,863
0.750%	03/20/51	EUR	962	1,320,750
2.400%	05/23/34	EUR	2,110	3,358,073
				8,374,686
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	1,747	$2,278,103
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	1,581	2,533,100
Unsec’d. Notes, 144A
4.250%	03/28/41	EUR	1,180	2,504,962
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,678	2,034,183
				9,350,348
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		220	223,151
Canada — 3.4%
Canadian Government Bond,
Bonds
1.500%	02/01/22	CAD	22,271	17,015,528
3.500%	12/01/45	CAD	4,439	5,145,078
Sr. Unsec’d. Notes
2.000%	12/01/51	CAD	270	250,316
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	2,120,698
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	1,000	1,071,775
Province of Ontario,
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	2,247,906
Unsec’d. Notes
3.450%	06/02/45	CAD	3,490	3,345,630
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	2,217,737
Unsec’d. Notes
3.000%	09/01/23	CAD	18,319	14,771,722
3.500%	12/01/45	CAD	1,795	1,744,633
				49,931,023
Chile — 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/25/50		400	456,315
Colombia — 0.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.000%	01/30/30		1,900	1,938,655
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	4,409,900	1,205,389
				3,144,044

A6

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Croatia — 0.1%
Croatia Government International Bond,
Unsec’d. Notes
1.500%	06/17/31	EUR	635	$773,818
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds
3.850%	09/29/21	CZK	30,900	1,389,115
Denmark — 0.3%
Denmark Government Bond,
Bonds
1.500%	11/15/23	DKK	960	161,294
1.750%	11/15/25	DKK	21,780	3,847,779
4.500%	11/15/39	DKK	3,730	1,121,162
				5,130,235
Finland — 0.5%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	09/15/30	EUR	3,890	4,712,371
0.250%	09/15/40	EUR	923	1,137,250
0.875%	09/15/25	EUR	1,525	1,923,337
				7,772,958
France — 3.3%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	9,600	11,464,379
French Republic Government Bond OAT,
Bonds
0.000%	02/25/21	EUR	7,355	8,644,282
0.000%	03/25/23	EUR	6,877	8,193,863
0.000%	02/25/26	EUR	3,765	4,545,795
0.000%	11/25/29	EUR	3,060	3,693,531
3.250%	05/25/45	EUR	5,621	11,257,690
Bonds, 144A
4.000%	04/25/55	EUR	425	1,068,234
				48,867,774
Germany — 2.3%
Bundesobligation,
Bonds, Series 180
0.000%	10/18/24	EUR	7,547	9,113,879
Bonds, Series 181
0.000%	04/11/25	EUR	15,851	19,204,506
Bundesrepublik Deutschland Bundesanleihe,
Bonds
2.500%	08/15/46	EUR	1,170	2,333,802
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, EMTN
1.550%	06/16/48	EUR	2,100	3,315,490
				33,967,677
Indonesia — 0.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
3.850%	07/18/27		3,050	3,431,423
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia (cont’d.)
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	37,569,000	$2,585,356
Bonds, Series 065
6.625%	05/15/33	IDR	23,313,000	1,493,180
				7,509,959
Ireland — 0.2%
Ireland Government Bond,
Bonds
1.100%	05/15/29	EUR	1,842	2,416,002
1.500%	05/15/50	EUR	408	618,321
				3,034,323
Israel — 0.3%
Israel Government Bond,
Bonds
4.250%	03/31/23	ILS	3,350	1,078,113
Bonds, Series 0327
2.000%	03/31/27	ILS	7,376	2,366,766
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30		765	845,105
				4,289,984
Italy — 4.1%
Italy Buoni Poliennali Del Tesoro,
Bonds
1.350%	04/15/22	EUR	4,615	5,541,902
Bonds, 144A
0.300%	08/15/23	EUR	8,490	10,052,826
Sr. Unsec’d. Notes
0.950%	03/01/23	EUR	7,715	9,280,499
2.050%	08/01/27	EUR	10,503	13,570,917
3.000%	08/01/29	EUR	1,477	2,069,876
Sr. Unsec’d. Notes, 144A
1.650%	12/01/30	EUR	2,067	2,608,263
1.800%	03/01/41	EUR	4,691	5,764,560
1.850%	07/01/25	EUR	5,054	6,369,346
2.450%	09/01/50	EUR	1,406	1,917,807
3.100%	03/01/40	EUR	1,027	1,533,433
3.850%	09/01/49	EUR	820	1,424,609
5.000%	09/01/40	EUR	628	1,179,960
				61,313,998
Japan — 10.7%
Japan Government Forty Year Bond,
Bonds
0.400%	03/20/56	JPY	434,650	3,846,452
Japan Government Ten Year Bond,
Bonds
0.100%	03/20/27	JPY	1,035,800	9,955,523
0.100%	03/20/29	JPY	4,762,750	45,737,480
0.300%	12/20/24	JPY	991,850	9,578,089
0.800%	09/20/22	JPY	3,183,750	30,748,241

A7

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Japan Government Thirty Year Bond,
Bonds
0.300%	06/20/46	JPY	913,300	$8,208,930
0.800%	09/20/47	JPY	989,150	10,000,083
1.800%	03/20/43	JPY	857,800	10,459,095
2.300%	03/20/39	JPY	1,646,000	20,994,966
Japan Government Twenty Year Bond,
Bonds
1.700%	06/20/33	JPY	280,400	3,174,958
Bonds, Series 157
0.200%	06/20/36	JPY	608,900	5,700,936
				158,404,753
Malaysia — 0.3%
Malaysia Government Bond,
Bonds, Series 0307
3.502%	05/31/27	MYR	19,070	4,889,128
Mexico — 0.5%
Mexican Bonos,
Bonds
7.500%	06/03/27	MXN	91,714	4,606,392
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		1,000	1,022,944
4.500%	04/22/29		2,150	2,410,700
				8,040,036
Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	07/15/30	EUR	1,434	1,749,778
0.500%	01/15/40	EUR	599	791,109
2.750%	01/15/47	EUR	1,151	2,368,406
				4,909,293
New Zealand — 0.6%
New Zealand Government Bond,
Sr. Unsec’d. Notes
1.500%	05/15/31	NZD	2,582	1,880,944
Sr. Unsec’d. Notes, Series 0425
2.750%	04/15/25	NZD	4,187	3,110,747
Sr. Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	4,734	4,011,847
				9,003,538
Norway — 0.1%
Norway Government Bond,
Sr. Unsec’d. Notes, 144A
1.375%	08/19/30	NOK	8,160	939,906
Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30		1,585	1,724,345
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	2,283	$662,607
Philippines — 0.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		925	1,095,239
Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0726
2.500%	07/25/26	PLN	6,935	1,967,165
Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	2,040	2,490,700
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	2,020	2,489,260
				4,979,960
Qatar — 0.3%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		2,500	2,925,502
4.400%	04/16/50		700	903,614
				3,829,116
Romania — 0.1%
Romanian Government International Bond,
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	1,300	1,519,149
Russia — 0.2%
Russian Federal Bond - OFZ,
Bonds, Series 6207
8.150%	02/03/27	RUB	166,402	2,417,860
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
4.750%	05/27/26		800	917,384
				3,335,244
Saudi Arabia — 0.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.900%	10/22/25		1,435	1,535,303
Sr. Unsec’d. Notes, EMTN
2.500%	02/03/27		3,500	3,652,051
				5,187,354
Singapore — 0.2%
Singapore Government Bond,
Bonds
3.500%	03/01/27	SGD	3,760	3,244,856
Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	61,505

A8

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Slovenia — 0.1%
Slovenia Government Bond,
Bonds
3.125%	08/07/45	EUR	405	$773,903
South Korea — 1.0%
Korea Treasury Bond,
Bonds
2.125%	06/10/27	KRW	1,377,680	1,246,635
2.125%	03/10/47	KRW	980,830	937,975
2.375%	03/10/23	KRW	4,791,340	4,247,598
2.625%	03/10/48	KRW	1,472,320	1,545,246
2.750%	12/10/44	KRW	1,563,240	1,649,868
Bonds, Series 2912
1.375%	12/10/29	KRW	6,015,170	5,122,976
				14,750,298
Spain — 1.6%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	04/30/23	EUR	4,790	5,678,321
0.000%	01/31/25	EUR	736	874,124
Sr. Unsec’d. Notes, 144A
0.800%	07/30/27	EUR	2,016	2,500,997
1.000%	10/31/50	EUR	1,533	1,769,845
1.200%	10/31/40	EUR	2,431	3,054,270
1.250%	10/31/30	EUR	6,353	8,190,932
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	698	905,706
				22,974,195
Supranational Bank — 0.9%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.875%	04/10/35	EUR	6,025	7,975,197
1.450%	09/05/40	EUR	3,325	4,908,390
				12,883,587
Sweden — 0.4%
Sweden Government Bond,
Bonds
1.000%	11/12/26	SEK	45,970	5,526,964
Switzerland — 0.4%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	773	1,177,322
3.250%	06/27/27	CHF	2,186	3,010,745
3.500%	04/08/33	CHF	1,317	2,148,922
				6,336,989
Thailand — 0.2%
Thailand Government Bond,
Bonds
4.675%	06/29/44	THB	55,896	2,607,773
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30		3,500	$3,916,311
United Kingdom — 3.6%
United Kingdom Gilt,
Bonds
0.125%	01/31/23	GBP	4,916	6,365,562
0.500%	10/22/61	GBP	635	759,919
0.625%	06/07/25	GBP	16,668	22,199,758
1.500%	07/22/47	GBP	4,774	7,250,235
2.500%	07/22/65	GBP	1,110	2,412,832
4.250%	12/07/46	GBP	5,887	13,874,621
				52,862,927

Total Sovereign Bonds (cost $586,548,378)				616,729,341
U.S. Government Agency Obligations — 10.5%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		446	471,860
2.500%	07/01/30		196	208,862
3.000%	06/01/30		125	132,022
3.000%	07/01/30		84	88,012
3.000%	07/01/30		91	96,911
3.000%	07/01/35		88	93,015
3.000%	09/01/35		473	497,679
3.000%	01/01/37		296	311,646
3.000%	02/01/37		431	453,662
3.000%	05/01/45		421	452,980
3.000%	08/01/46		1,533	1,612,865
3.000%	09/01/46		2,592	2,726,007
3.000%	02/01/47		907	951,072
3.500%	01/01/26		31	32,806
3.500%	05/01/30		71	76,021
3.500%	06/01/30		14	15,253
3.500%	10/01/30		111	117,850
3.500%	07/01/35		102	110,258
3.500%	08/01/42		501	544,644
3.500%	01/01/44		535	579,843
3.500%	07/01/45		595	642,953
3.500%	09/01/47		2,845	3,013,893
3.500%	11/01/47		5,419	5,738,386
3.500%	03/01/48		3,912	4,143,069
4.000%	06/01/42		259	284,422
4.000%	09/01/44		525	573,799
4.000%	04/01/45		166	180,130
4.000%	05/01/45		356	393,736
4.000%	02/01/46		1,814	1,971,887
4.000%	05/01/46		565	613,011
4.000%	01/01/47		557	620,471
4.000%	12/01/47		1,064	1,136,821
4.000%	09/01/48		115	122,306
4.500%	12/01/34		115	127,226
4.500%	09/01/40		108	120,915
4.500%	03/01/41		628	705,849
4.500%	07/01/41		190	213,441

A9

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/44	227	$255,171
4.500%	07/01/45	64	70,820
4.500%	12/01/45	490	550,481
5.000%	05/01/38	597	681,142
5.000%	12/01/38	51	58,106
5.000%	11/01/41	65	75,253
5.000%	02/01/42	691	795,629
5.500%	08/01/40	40	46,060
5.500%	06/01/41	205	238,239
5.500%	09/01/41	862	1,001,082
6.000%	11/01/37	8	9,862
Federal National Mortgage Assoc.
2.000%	04/01/30	53	55,434
2.000%	07/01/30	179	186,177
2.000%	08/01/30	56	58,515
2.000%	04/01/31	186	193,673
2.000%	10/01/50	1,550	1,602,614
2.500%	05/01/30	50	51,928
2.500%	05/01/30	293	309,180
2.500%	06/01/30	113	119,557
2.500%	07/01/30	255	266,142
2.500%	07/01/30	271	287,757
2.500%	07/01/30	295	312,005
2.500%	04/01/37	2,681	2,819,065
2.500%	04/01/43	39	41,099
2.500%	09/01/43	75	79,587
2.500%	04/01/45	47	49,790
2.500%	09/01/46	65	68,844
2.500%	07/01/50	4,015	4,214,430
2.500%	08/01/50	3,368	3,535,177
2.500%	10/01/50	8,475	8,895,860
3.000%	06/01/30	360	384,684
3.000%	07/01/30	50	52,972
3.000%	07/01/30	247	263,328
3.000%	07/01/30	455	487,125
3.000%	09/01/30	272	285,971
3.000%	11/01/30	137	144,173
3.000%	03/01/31	438	460,685
3.000%	06/01/32	737	790,074
3.000%	03/01/35	147	153,769
3.000%	09/01/35	79	83,051
3.000%	09/01/35	279	293,696
3.000%	03/01/36	129	135,354
3.000%	02/01/37	241	253,943
3.000%	05/01/45	2,192	2,314,584
3.000%	06/01/45	995	1,083,312
3.000%	07/01/45	338	364,691
3.000%	08/01/45	1,133	1,195,837
3.000%	01/01/46	171	180,037
3.000%	04/01/46	2,078	2,187,395
3.000%	10/01/46	518	545,074
3.000%	10/01/46	684	719,340
3.000%	11/01/46	1,827	1,921,789
3.000%	12/01/46	761	799,962
3.000%	12/01/46	2,976	3,130,325
3.000%	09/01/50	3,585	3,767,002
3.500%	11/01/25	69	72,806
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/26	382	$404,241
3.500%	09/01/29	64	69,555
3.500%	12/01/29	170	181,289
3.500%	04/01/30	86	91,968
3.500%	05/01/30	154	164,464
3.500%	10/01/30	271	288,771
3.500%	01/01/35	52	55,522
3.500%	08/01/35	34	36,344
3.500%	02/01/36	650	698,709
3.500%	02/01/37	212	225,034
3.500%	06/01/43	1,170	1,269,779
3.500%	08/01/47	457	483,562
3.500%	09/01/47	1,617	1,710,873
3.500%	09/01/47	2,691	2,848,615
3.500%	01/01/48	5,243	5,579,340
3.500%	03/01/48	2,468	2,610,018
3.500%	11/01/48	2,157	2,287,433
3.500%	09/01/57	2,297	2,535,979
3.500%	05/01/58	920	1,015,566
4.000%	04/01/26	30	31,919
4.000%	05/01/27	29	31,131
4.000%	05/01/32	19	20,313
4.000%	04/01/35	315	340,779
4.000%	03/01/41	717	791,981
4.000%	11/01/42	702	775,387
4.000%	06/01/44	279	305,476
4.000%	03/01/45	195	212,900
4.000%	01/01/46	672	730,412
4.000%	03/01/46	1,185	1,286,744
4.000%	06/01/46	61	66,265
4.000%	04/01/47	783	843,531
4.000%	11/01/47	798	855,674
4.000%	12/01/47	2,095	2,244,524
4.000%	01/01/48	1,315	1,409,368
4.000%	02/01/49	2,934	3,151,123
4.500%	04/01/25	25	26,562
4.500%	01/01/34	15	16,209
4.500%	11/01/39	68	75,594
4.500%	03/01/40	48	53,335
4.500%	08/01/40	267	299,375
4.500%	02/01/41	219	246,253
4.500%	06/01/41	692	777,626
4.500%	09/01/41	127	143,013
4.500%	01/01/42	343	385,313
4.500%	01/01/43	345	389,146
4.500%	03/01/44	168	187,689
4.500%	06/01/44	46	51,306
4.500%	01/01/45	82	90,276
4.500%	01/01/51	1,319	1,476,852
5.000%	07/01/28	8	8,568
5.000%	12/01/35	49	56,350
5.000%	05/01/38	303	347,689
5.000%	10/01/41	244	280,902
5.500%	05/01/37	29	33,244
5.500%	07/01/38	162	187,427
5.500%	05/01/39	217	251,956
5.500%	05/01/40	156	179,237

A10

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	07/01/41	263	$305,552
5.500%	09/01/41	206	239,378
5.500%	02/01/42	907	1,043,428
6.000%	02/01/36	104	122,878
6.000%	11/01/38	111	130,522
6.000%	09/01/39	254	298,913
6.000%	06/01/40	150	176,613
6.000%	05/01/41	75	88,806
Government National Mortgage Assoc.
2.500%	01/20/47	320	336,761
3.000%	11/20/43	1,091	1,151,121
3.000%	01/15/45	94	97,989
3.000%	01/15/45	211	220,327
3.000%	03/15/45	190	197,571
3.000%	07/15/45	21	22,318
3.000%	01/20/47	1,958	2,062,136
3.000%	06/20/47	3,066	3,228,942
3.000%	08/20/47	1,321	1,390,167
3.000%	07/20/50	1,318	1,390,367
3.500%	07/15/42	65	68,490
3.500%	04/15/45	229	242,226
3.500%	07/20/47	7,138	7,581,914
3.500%	08/20/47	1,796	1,916,850
3.500%	09/20/47	364	388,634
3.500%	11/20/47	288	307,388
3.500%	12/20/47	271	288,440
4.000%	01/15/41	66	71,597
4.000%	03/15/44	321	347,728
4.000%	05/15/45	98	105,589
4.000%	01/20/46	571	617,619
4.000%	02/20/46	193	207,493
4.000%	03/20/46	875	943,258
4.000%	07/20/47	2,056	2,213,869
4.000%	07/20/48	3,951	4,213,420
4.500%	04/15/40	76	84,464
4.500%	10/15/41	160	177,025
4.500%	07/20/44	682	758,058
4.500%	04/20/45	814	903,786
5.000%	06/15/38	96	109,578
5.000%	01/15/39	80	90,543
5.000%	06/15/39	158	181,012
5.000%	12/15/39	127	144,922
5.000%	10/20/42	43	49,045
5.000%	03/15/44	572	648,702
5.500%	03/15/37	22	25,888

Total U.S. Government Agency Obligations (cost $151,025,976)			155,585,079
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds
3.750%	08/15/41	16,838	24,715,027
4.375%	11/15/39(k)	5,945	9,286,276
U.S. Treasury Notes
0.500%	03/15/23(a)	33,566	33,862,325
0.500%	03/31/25(a)	53,969	54,584,584
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.500%	02/15/30(a)(k)	15,520	$16,739,775

Total U.S. Treasury Obligations (cost $138,048,525)			139,187,987

Total Long-Term Investments (cost $1,383,963,726)			1,444,061,043

Shares
Short-Term Investments — 11.2%
Affiliated Mutual Fund — 8.8%
PGIM Institutional Money Market Fund (cost $130,037,571; includes $130,012,625 of cash collateral for securities on loan)(b)(w)	130,056,435	130,030,424

Principal Amount (000)#
U.S. Treasury Obligation(n) — 0.5%
U.S. Treasury Bills
0.065%	10/13/20	7,575	7,574,826
(cost $7,574,836)

	Shares
Unaffiliated Fund — 1.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	27,645,805	27,645,805
(cost $27,645,805)

Total Short-Term Investments (cost $165,258,212)		165,251,055

TOTAL INVESTMENTS—108.7% (cost $1,549,221,938)		1,609,312,098

Liabilities in excess of other assets(z) — (8.7)%		(128,569,312)

Net Assets — 100.0%		$1,480,742,786

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen

A11

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,344,133; cash collateral of $130,012,625 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
984	2 Year U.S. Treasury Notes	Dec. 2020	$217,425,563	$51,991
7	5 Year Government of Canada Bond	Dec. 2020	681,995	2,145
237	5 Year U.S. Treasury Notes	Dec. 2020	29,869,406	(1,399)
54	10 Year Australian Treasury Bonds	Dec. 2020	5,778,141	927
49	10 Year Canadian Government Bonds	Dec. 2020	5,586,489	(12,548)
220	10 Year Mini Japanese Government Bonds	Dec. 2020	31,730,147	51,399
360	10 Year U.K. Gilt	Dec. 2020	63,226,634	(162,066)
68	Euro-OAT	Dec. 2020	13,437,918	61,413
				(8,138)
Short Positions:
176	5 Year Euro-Bobl	Dec. 2020	27,892,492	(8,133)
58	10 Year Euro-Bund	Dec. 2020	11,867,726	(28,888)
394	10 Year U.S. Treasury Notes	Dec. 2020	54,975,312	36,637
104	10 Year U.S. Ultra Treasury Notes	Dec. 2020	16,631,876	(82,017)
209	20 Year U.S. Treasury Bonds	Dec. 2020	36,842,781	(85,214)
18	30 Year Euro Buxl	Dec. 2020	4,699,461	(91,190)
35	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	7,763,438	(657)
1,093	Euro Currency	Dec. 2020	160,336,269	1,486,627
245	Euro Schatz Index	Dec. 2020	32,255,331	5,234
A12

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
27	Euro-BTP Italian Government Bond	Dec. 2020	$4,671,815	$(88,148)
				1,144,251
				$1,136,113
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/20	Bank of America, N.A.	AUD	429	$309,897	$307,272	$—	$(2,625)
Expiring 10/02/20	Bank of America, N.A.	AUD	429	312,426	307,272	—	(5,154)
Expiring 10/02/20	Citibank, N.A.	AUD	448	331,551	320,881	—	(10,670)
Expiring 10/02/20	Deutsche Bank AG	AUD	429	306,440	307,272	832	—
Expiring 10/02/20	Deutsche Bank AG	AUD	413	294,103	295,812	1,709	—
Expiring 10/02/20	Deutsche Bank AG	AUD	413	299,899	295,813	—	(4,086)
Expiring 10/02/20	Deutsche Bank AG	AUD	260	184,493	186,225	1,732	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	42,872	30,572,881	30,707,193	134,312	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	2,600	1,854,112	1,862,257	8,145	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	1,767	1,260,083	1,265,619	5,536	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	546	399,617	391,074	—	(8,543)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	444	324,964	318,017	—	(6,947)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	308,778	307,272	—	(1,506)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	311,771	307,273	—	(4,498)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	311,770	307,273	—	(4,497)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	312,807	307,272	—	(5,535)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	316,266	307,272	—	(8,994)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	314,049	307,272	—	(6,777)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	308,393	307,273	—	(1,120)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	429	308,501	307,273	—	(1,228)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	413	301,488	295,813	—	(5,675)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	413	298,365	295,812	—	(2,553)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	413	301,861	295,813	—	(6,048)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	412	293,805	295,096	1,291	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	355	249,677	254,270	4,593	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	255	179,547	182,644	3,097	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	224	164,275	160,441	—	(3,834)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	16	11,710	11,460	—	(250)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	3,037	2,165,903	2,175,427	9,524	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	1,102	785,916	789,372	3,456	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	858	611,902	614,593	2,691	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	255	180,346	182,659	2,313	—
Brazilian Real,
Expiring 10/02/20	Citibank, N.A.	BRL	15,475	2,733,616	2,755,373	21,757	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	7,170	1,279,969	1,276,642	—	(3,327)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	BRL	7,170	1,267,882	1,275,556	7,674	—
British Pound,
Expiring 10/02/20	Bank of America, N.A.	GBP	226	293,120	291,622	—	(1,498)
Expiring 10/02/20	Citibank, N.A.	GBP	575	730,135	741,958	11,823	—
Expiring 10/02/20	Citibank, N.A.	GBP	575	735,661	741,958	6,297	—
Expiring 10/02/20	Citibank, N.A.	GBP	569	727,265	734,216	6,951	—
Expiring 10/02/20	Citibank, N.A.	GBP	569	727,166	734,216	7,050	—
Expiring 10/02/20	Citibank, N.A.	GBP	330	426,832	425,819	—	(1,013)
Expiring 10/02/20	Citibank, N.A.	GBP	235	303,951	303,235	—	(716)
A13

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/20	Citibank, N.A.	GBP	235	$309,259	$303,235	$—	$(6,024)
Expiring 10/02/20	Citibank, N.A.	GBP	234	313,022	301,945	—	(11,077)
Expiring 10/02/20	Citibank, N.A.	GBP	234	302,663	301,945	—	(718)
Expiring 10/02/20	Citibank, N.A.	GBP	227	299,449	292,912	—	(6,537)
Expiring 10/02/20	Citibank, N.A.	GBP	226	291,775	291,622	—	(153)
Expiring 10/02/20	Citibank, N.A.	GBP	226	292,549	291,622	—	(927)
Expiring 10/02/20	Citibank, N.A.	GBP	226	291,392	291,621	229	—
Expiring 10/02/20	Citibank, N.A.	GBP	226	289,002	291,622	2,620	—
Expiring 10/02/20	Citibank, N.A.	GBP	226	299,654	291,622	—	(8,032)
Expiring 10/02/20	Citibank, N.A.	GBP	226	298,200	291,621	—	(6,579)
Expiring 10/02/20	Citibank, N.A.	GBP	226	294,783	291,622	—	(3,161)
Expiring 10/02/20	Citibank, N.A.	GBP	226	296,659	291,622	—	(5,037)
Expiring 10/02/20	Citibank, N.A.	GBP	226	293,750	291,622	—	(2,128)
Expiring 10/02/20	Citibank, N.A.	GBP	226	290,760	291,621	861	—
Expiring 10/02/20	Deutsche Bank AG	GBP	896	1,199,982	1,156,164	—	(43,818)
Expiring 10/02/20	Deutsche Bank AG	GBP	226	292,023	291,622	—	(401)
Expiring 10/02/20	Deutsche Bank AG	GBP	226	291,839	291,621	—	(218)
Expiring 10/02/20	Deutsche Bank AG	GBP	226	291,510	291,622	112	—
Expiring 10/02/20	Deutsche Bank AG	GBP	226	288,531	291,622	3,091	—
Expiring 10/02/20	Deutsche Bank AG	GBP	106	134,836	136,779	1,943	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	37,890	48,730,708	48,891,795	161,087	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	36,160	46,505,738	46,659,470	153,732	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	29,217	37,576,276	37,700,490	124,214	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	8,253	10,473,967	10,649,353	175,386	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	2,754	3,520,072	3,553,655	33,583	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	2,754	3,518,009	3,553,655	35,646	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	1,870	2,512,439	2,412,976	—	(99,463)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	1,553	1,986,393	2,003,932	17,539	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	1,201	1,536,202	1,549,725	13,523	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	1,069	1,423,267	1,379,397	—	(43,870)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	811	1,079,765	1,046,483	—	(33,282)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	362	464,421	467,110	2,689	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	327	423,336	421,948	—	(1,388)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	317	410,100	409,045	—	(1,055)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	272	347,285	350,979	3,694	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	236	308,672	304,525	—	(4,147)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	235	312,046	303,235	—	(8,811)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	235	305,140	303,235	—	(1,905)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	234	305,500	301,945	—	(3,555)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	228	301,859	294,203	—	(7,656)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	227	292,827	292,912	85	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	227	296,598	292,913	—	(3,685)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	292,521	291,622	—	(899)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	292,464	291,622	—	(842)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	291,386	291,622	236	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	290,476	291,622	1,146	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	291,671	291,621	—	(50)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	294,520	291,622	—	(2,898)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	295,830	291,621	—	(4,209)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	293,739	291,622	—	(2,117)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	296,044	291,622	—	(4,422)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	295,162	291,622	—	(3,540)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	297,157	291,621	—	(5,536)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	290,046	291,622	1,576	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	302,428	291,621	—	(10,807)
A14

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	216	$287,582	$278,718	$—	$(8,864)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	196	248,819	252,911	4,092	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	91	116,828	117,423	595	—
Expiring 11/04/20	Deutsche Bank AG	GBP	168	213,673	216,817	3,144	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	1,265	1,627,214	1,632,587	5,373	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	1,002	1,288,908	1,293,164	4,256	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	678	872,135	875,015	2,880	—
Canadian Dollar,
Expiring 10/02/20	Citibank, N.A.	CAD	1,160	886,583	871,169	—	(15,414)
Expiring 10/02/20	Citibank, N.A.	CAD	387	295,176	290,640	—	(4,536)
Expiring 10/02/20	Citibank, N.A.	CAD	387	293,271	290,640	—	(2,631)
Expiring 10/02/20	Citibank, N.A.	CAD	387	293,940	290,640	—	(3,300)
Expiring 10/02/20	Citibank, N.A.	CAD	387	292,418	290,640	—	(1,778)
Expiring 10/02/20	Deutsche Bank AG	CAD	387	292,167	290,640	—	(1,527)
Expiring 10/02/20	Deutsche Bank AG	CAD	387	295,858	290,640	—	(5,218)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	60,886	45,484,495	45,725,854	241,359	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	18,348	14,045,671	13,779,489	—	(266,182)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	2,770	2,069,311	2,080,292	10,981	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	911	697,384	684,168	—	(13,216)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	464	351,200	348,468	—	(2,732)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	295,342	290,640	—	(4,702)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	295,778	290,640	—	(5,138)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	294,332	290,640	—	(3,692)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	294,353	290,640	—	(3,713)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	295,350	290,640	—	(4,710)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	294,109	290,640	—	(3,469)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	297,160	290,640	—	(6,520)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	292,669	290,640	—	(2,029)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CAD	387	289,131	290,670	1,539	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CAD	387	289,124	290,670	1,546	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CAD	245	182,849	184,016	1,167	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CAD	245	183,476	184,016	540	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CAD	215	160,629	161,484	855	—
Chilean Peso,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CLP	1,551,600	2,000,516	1,976,455	—	(24,061)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CLP	345,716	440,403	440,379	—	(24)
Chinese Renminbi,
Expiring 11/04/20	Citibank, N.A.	CNH	40,251	5,872,009	5,918,432	46,423	—
Expiring 11/04/20	Citibank, N.A.	CNH	15,825	2,308,627	2,326,879	18,252	—
Expiring 11/04/20	Citibank, N.A.	CNH	8,082	1,179,041	1,188,362	9,321	—
Colombian Peso,
Expiring 10/02/20	Citibank, N.A.	COP	4,785,108	1,236,606	1,250,223	13,617	—
Expiring 10/02/20	Citibank, N.A.	COP	291,716	77,857	76,218	—	(1,639)
Expiring 11/04/20	Citibank, N.A.	COP	291,716	75,250	76,091	841	—
Czech Koruna,
Expiring 10/02/20	Bank of America, N.A.	CZK	37,992	1,641,265	1,646,152	4,887	—
Expiring 10/02/20	Bank of America, N.A.	CZK	14,430	623,380	625,236	1,856	—
Danish Krone,
Expiring 10/02/20	Citibank, N.A.	DKK	31,678	4,994,238	4,988,893	—	(5,345)
Euro,
Expiring 10/02/20	Bank of America, N.A.	EUR	3,082	3,598,697	3,613,640	14,943	—
Expiring 10/02/20	Bank of America, N.A.	EUR	306	364,445	358,785	—	(5,660)
Expiring 10/02/20	Citibank, N.A.	EUR	23,821	28,563,604	27,930,088	—	(633,516)
Expiring 10/02/20	Citibank, N.A.	EUR	11,038	13,057,667	12,942,039	—	(115,628)
Expiring 10/02/20	Citibank, N.A.	EUR	3,109	3,726,696	3,645,298	—	(81,398)
A15

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/20	Citibank, N.A.	EUR	3,109	$3,728,235	$3,645,298	$—	$(82,937)
Expiring 10/02/20	Citibank, N.A.	EUR	1,578	1,890,263	1,850,203	—	(40,060)
Expiring 10/02/20	Citibank, N.A.	EUR	1,270	1,523,536	1,489,073	—	(34,463)
Expiring 10/02/20	Citibank, N.A.	EUR	947	1,136,485	1,110,356	—	(26,129)
Expiring 10/02/20	Citibank, N.A.	EUR	631	737,790	739,846	2,056	—
Expiring 10/02/20	Citibank, N.A.	EUR	631	756,153	739,847	—	(16,306)
Expiring 10/02/20	Citibank, N.A.	EUR	315	373,079	369,337	—	(3,742)
Expiring 10/02/20	Citibank, N.A.	EUR	255	302,647	298,987	—	(3,660)
Expiring 10/02/20	Citibank, N.A.	EUR	255	301,307	298,987	—	(2,320)
Expiring 10/02/20	Citibank, N.A.	EUR	255	300,868	298,987	—	(1,881)
Expiring 10/02/20	Deutsche Bank AG	EUR	8,873	10,642,675	10,403,579	—	(239,096)
Expiring 10/02/20	Deutsche Bank AG	EUR	1,308	1,565,383	1,533,628	—	(31,755)
Expiring 10/02/20	Deutsche Bank AG	EUR	255	302,475	298,987	—	(3,488)
Expiring 10/02/20	Deutsche Bank AG	EUR	140	166,689	164,150	—	(2,539)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	186,716	219,199,543	218,924,243	—	(275,300)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	85,170	99,987,280	99,861,702	—	(125,578)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	76,471	90,575,311	89,662,138	—	(913,173)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	27,438	32,498,665	32,171,016	—	(327,649)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	6,164	7,205,346	7,227,281	21,935	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	5,477	6,429,850	6,421,775	—	(8,075)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	5,140	6,034,221	6,026,642	—	(7,579)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	4,535	5,440,264	5,317,281	—	(122,983)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	3,651	4,329,867	4,280,792	—	(49,075)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	3,109	3,724,184	3,645,298	—	(78,886)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	3,082	3,604,276	3,613,641	9,365	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	2,616	3,111,774	3,067,256	—	(44,518)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	2,295	2,718,290	2,690,884	—	(27,406)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	1,910	2,255,800	2,239,472	—	(16,328)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	1,390	1,645,938	1,629,773	—	(16,165)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	1,058	1,249,102	1,240,503	—	(8,599)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	912	1,089,075	1,069,319	—	(19,756)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	805	950,947	943,861	—	(7,086)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	563	667,349	660,116	—	(7,233)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	343	406,263	402,167	—	(4,096)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	315	369,984	369,337	—	(647)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	255	301,329	298,987	—	(2,342)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	255	302,922	298,987	—	(3,935)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	255	305,787	298,987	—	(6,800)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	231	271,188	270,847	—	(341)
Expiring 11/04/20	Citibank, N.A.	EUR	4,541	5,324,083	5,327,942	3,859	—
Expiring 11/04/20	Deutsche Bank AG	EUR	180	209,921	211,193	1,272	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	45,822	53,829,486	53,762,828	—	(66,658)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	8,363	9,824,451	9,812,285	—	(12,166)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	1,448	1,701,041	1,698,935	—	(2,106)
Hungarian Forint,
Expiring 10/02/20	Citibank, N.A.	HUF	262,373	841,659	846,301	4,642	—
Indian Rupee,
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	INR	341,259	4,608,868	4,623,187	14,319	—
Indonesian Rupiah,
Expiring 10/02/20	Bank of America, N.A.	IDR	9,555,000	653,110	642,390	—	(10,720)
Expiring 11/04/20	Bank of America, N.A.	IDR	9,555,000	638,789	640,950	2,161	—
Expiring 12/16/20	Citibank, N.A.	IDR	33,423,150	2,215,214	2,228,747	13,533	—
Israeli Shekel,
Expiring 10/02/20	Citibank, N.A.	ILS	11,514	3,343,109	3,361,116	18,007	—
Expiring 10/02/20	Citibank, N.A.	ILS	4,095	1,188,990	1,195,394	6,404	—
A16

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 10/02/20	Citibank, N.A.	ILS	3,760	$1,117,498	$1,097,602	$—	$(19,896)
Expiring 11/04/20	Citibank, N.A.	ILS	1,044	303,292	304,861	1,569	—
Japanese Yen,
Expiring 10/02/20	Bank of America, N.A.	JPY	19,619,606	185,654,592	186,033,476	378,884	—
Expiring 10/02/20	Bank of America, N.A.	JPY	5,305,901	49,999,067	50,310,654	311,587	—
Expiring 10/02/20	Bank of America, N.A.	JPY	994,704	9,375,801	9,431,802	56,001	—
Expiring 10/02/20	Bank of America, N.A.	JPY	678,011	6,389,097	6,428,913	39,816	—
Expiring 10/02/20	Bank of America, N.A.	JPY	158,146	1,496,489	1,499,543	3,054	—
Expiring 10/02/20	Bank of America, N.A.	JPY	81,181	768,192	769,760	1,568	—
Expiring 10/02/20	Bank of America, N.A.	JPY	56,176	529,363	532,662	3,299	—
Expiring 10/02/20	Bank of America, N.A.	JPY	320	3,015	3,034	19	—
Expiring 10/02/20	Citibank, N.A.	JPY	2,886,159	27,342,892	27,366,614	23,722	—
Expiring 10/02/20	Citibank, N.A.	JPY	971,013	9,256,355	9,207,164	—	(49,191)
Expiring 10/02/20	Citibank, N.A.	JPY	971,013	9,267,042	9,207,164	—	(59,878)
Expiring 10/02/20	Citibank, N.A.	JPY	117,200	1,118,094	1,111,292	—	(6,802)
Expiring 10/02/20	Citibank, N.A.	JPY	116,500	1,109,189	1,104,655	—	(4,534)
Expiring 10/02/20	Citibank, N.A.	JPY	115,980	1,106,977	1,099,725	—	(7,252)
Expiring 10/02/20	Citibank, N.A.	JPY	77,320	736,734	733,150	—	(3,584)
Expiring 10/02/20	Citibank, N.A.	JPY	31,633	296,899	299,945	3,046	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,633	298,929	299,945	1,016	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,628	297,976	299,898	1,922	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,358	295,267	297,337	2,070	—
Expiring 10/02/20	Citibank, N.A.	JPY	28,260	267,101	267,962	861	—
Expiring 10/02/20	Deutsche Bank AG	JPY	19,700	188,014	186,796	—	(1,218)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	4,059,500	38,818,955	38,492,256	—	(326,699)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	975,200	9,192,280	9,246,865	54,585	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	585,120	5,511,390	5,548,119	36,729	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	385,300	3,630,176	3,653,422	23,246	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	193,300	1,846,208	1,832,874	—	(13,334)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	78,500	740,060	744,339	4,279	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	50,602	476,966	479,809	2,843	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,633	297,608	299,944	2,336	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	296,482	299,878	3,396	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	296,434	299,878	3,444	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	297,896	299,879	1,983	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	298,193	299,879	1,686	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	299,764	299,878	114	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	298,080	299,879	1,799	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	302,593	299,879	—	(2,714)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,400	296,200	297,736	1,536	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	28,260	264,889	267,961	3,072	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	28,260	266,843	267,962	1,119	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	23,600	223,992	223,776	—	(216)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	19,300	183,597	183,002	—	(595)
Expiring 11/04/20	Bank of America, N.A.	JPY	5,985,534	56,658,658	56,775,593	116,935	—
Expiring 11/04/20	Bank of America, N.A.	JPY	5,254,470	49,738,456	49,841,109	102,653	—
Expiring 11/04/20	Bank of America, N.A.	JPY	2,886,159	27,320,185	27,376,570	56,385	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	JPY	19,700	186,484	186,864	380	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	JPY	19,700	186,473	186,864	391	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	JPY	19,400	183,650	184,018	368	—
Malaysian Ringgit,
Expiring 10/02/20	Deutsche Bank AG	MYR	18,780	4,517,681	4,519,156	1,475	—
Mexican Peso,
Expiring 10/02/20	Citibank, N.A.	MXN	97,560	4,352,870	4,411,129	58,259	—
Expiring 10/02/20	Citibank, N.A.	MXN	78,880	3,591,770	3,566,522	—	(25,248)
A17

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/02/20	Citibank, N.A.	MXN	65,692	$2,997,802	$2,970,233	$—	$(27,569)
Expiring 10/02/20	Citibank, N.A.	MXN	27,930	1,246,163	1,262,842	16,679	—
Expiring 11/04/20	Citibank, N.A.	MXN	18,342	815,247	826,107	10,860	—
Expiring 11/04/20	Citibank, N.A.	MXN	8,280	373,082	372,923	—	(159)
Expiring 11/04/20	Deutsche Bank AG	MXN	78,670	3,519,777	3,543,226	23,449	—
Expiring 11/04/20	Deutsche Bank AG	MXN	78,670	3,506,245	3,543,225	36,980	—
New Taiwanese Dollar,
Expiring 11/04/20	Citibank, N.A.	TWD	32,210	1,115,305	1,117,941	2,636	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	TWD	15,823	543,634	549,184	5,550	—
New Zealand Dollar,
Expiring 10/02/20	Bank of America, N.A.	NZD	9,747	6,423,176	6,448,156	24,980	—
Expiring 10/02/20	Bank of America, N.A.	NZD	2,939	1,936,772	1,944,304	7,532	—
Expiring 10/02/20	Bank of America, N.A.	NZD	2,005	1,321,275	1,326,414	5,139	—
Expiring 10/02/20	Bank of America, N.A.	NZD	1,630	1,100,845	1,078,331	—	(22,514)
Expiring 10/02/20	Bank of America, N.A.	NZD	1,322	892,833	874,573	—	(18,260)
Expiring 10/02/20	Bank of America, N.A.	NZD	785	517,307	519,319	2,012	—
Expiring 10/02/20	Bank of America, N.A.	NZD	570	384,958	377,085	—	(7,873)
Expiring 10/02/20	Bank of America, N.A.	NZD	510	344,436	337,392	—	(7,044)
Expiring 10/02/20	Bank of America, N.A.	NZD	89	58,650	58,878	228	—
Expiring 10/02/20	Citibank, N.A.	NZD	1,675	1,115,828	1,108,101	—	(7,727)
Expiring 10/02/20	Citibank, N.A.	NZD	532	354,941	351,946	—	(2,995)
Expiring 10/02/20	Citibank, N.A.	NZD	463	305,579	306,299	720	—
Expiring 10/02/20	Citibank, N.A.	NZD	463	311,224	306,299	—	(4,925)
Expiring 10/02/20	Deutsche Bank AG	NZD	443	295,551	293,068	—	(2,483)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	1,805	1,205,603	1,194,103	—	(11,500)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	471	317,870	311,591	—	(6,279)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	463	305,832	306,299	467	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	463	308,355	306,299	—	(2,056)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	291,048	293,068	2,020	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	296,404	293,068	—	(3,336)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	296,314	293,068	—	(3,246)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	285	185,945	188,542	2,597	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	275	179,546	181,927	2,381	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	270	177,692	178,619	927	—
Expiring 11/04/20	Citibank, N.A.	NZD	855	558,300	565,621	7,321	—
Norwegian Krone,
Expiring 10/02/20	Citibank, N.A.	NOK	2,830	321,851	303,404	—	(18,447)
Expiring 10/02/20	Citibank, N.A.	NOK	1,650	184,760	176,896	—	(7,864)
Expiring 10/02/20	Deutsche Bank AG	NOK	16,900	1,793,332	1,811,849	18,517	—
Expiring 10/02/20	Deutsche Bank AG	NOK	9,730	1,032,492	1,043,153	10,661	—
Expiring 10/02/20	Deutsche Bank AG	NOK	4,302	456,504	461,218	4,714	—
Expiring 10/02/20	Deutsche Bank AG	NOK	3,747	413,224	401,716	—	(11,508)
Expiring 10/02/20	Deutsche Bank AG	NOK	3,339	377,425	357,974	—	(19,451)
Expiring 10/02/20	Deutsche Bank AG	NOK	2,833	314,164	303,726	—	(10,438)
Expiring 10/02/20	Deutsche Bank AG	NOK	1,650	181,951	176,896	—	(5,055)
Expiring 10/02/20	Deutsche Bank AG	NOK	944	106,705	101,206	—	(5,499)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	17,140	1,849,025	1,837,579	—	(11,446)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	3,400	371,993	364,514	—	(7,479)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	3,400	364,571	364,514	—	(57)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	2,833	317,694	303,726	—	(13,968)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	2,833	311,524	303,725	—	(7,799)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	2,830	317,863	303,404	—	(14,459)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	2,355	262,044	252,480	—	(9,564)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	1,980	207,853	212,276	4,423	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	1,650	181,106	176,896	—	(4,210)
A18

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	1,392	$155,897	$149,236	$—	$(6,661)
Expiring 11/04/20	Deutsche Bank AG	NOK	15,307	1,624,358	1,641,136	16,778	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	NOK	12,240	1,277,194	1,312,309	35,115	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	NOK	1,720	179,226	184,409	5,183	—
Peruvian Nuevo Sol,
Expiring 10/02/20	Citibank, N.A.	PEN	2,518	710,276	698,740	—	(11,536)
Expiring 10/02/20	Citibank, N.A.	PEN	2,482	691,211	688,750	—	(2,461)
Expiring 11/04/20	Citibank, N.A.	PEN	2,518	701,080	698,730	—	(2,350)
Philippine Peso,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	PHP	84,280	1,733,800	1,738,705	4,905	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	PHP	84,280	1,741,071	1,737,601	—	(3,470)
Polish Zloty,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	PLN	8,146	2,111,361	2,107,426	—	(3,935)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	PLN	2,661	689,705	688,420	—	(1,285)
Russian Ruble,
Expiring 10/02/20	Bank of America, N.A.	RUB	394,134	4,988,760	5,071,186	82,426	—
Expiring 10/02/20	Bank of America, N.A.	RUB	105,070	1,329,926	1,351,899	21,973	—
Expiring 10/02/20	Bank of America, N.A.	RUB	61,768	781,830	794,748	12,918	—
Expiring 10/02/20	Bank of America, N.A.	RUB	28,072	380,274	361,193	—	(19,081)
Expiring 10/02/20	Citibank, N.A.	RUB	62,700	828,926	806,739	—	(22,187)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	RUB	215,553	2,899,420	2,773,446	—	(125,974)
Expiring 11/05/20	Bank of America, N.A.	RUB	215,553	2,718,457	2,765,864	47,407	—
Expiring 11/05/20	Bank of America, N.A.	RUB	62,700	790,744	804,534	13,790	—
Singapore Dollar,
Expiring 10/02/20	Bank of America, N.A.	SGD	255	185,461	186,806	1,345	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	3,959	2,892,526	2,900,260	7,734	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	1,540	1,129,667	1,128,163	—	(1,504)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	451	329,510	330,391	881	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	403	296,339	295,228	—	(1,111)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	403	296,985	295,227	—	(1,758)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	227	165,851	166,294	443	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SGD	1,235	902,323	904,759	2,436	—
South African Rand,
Expiring 10/02/20	Bank of America, N.A.	ZAR	266,619	15,759,580	15,913,521	153,941	—
Expiring 10/02/20	Bank of America, N.A.	ZAR	62,940	3,720,320	3,756,660	36,340	—
Expiring 10/02/20	Bank of America, N.A.	ZAR	32,870	1,946,871	1,961,891	15,020	—
Expiring 10/02/20	Bank of America, N.A.	ZAR	32,870	1,936,948	1,961,892	24,944	—
Expiring 10/02/20	Bank of America, N.A.	ZAR	15,880	938,651	947,820	9,169	—
Expiring 10/02/20	Citibank, N.A.	ZAR	32,870	1,951,490	1,961,891	10,401	—
Expiring 10/02/20	Citibank, N.A.	ZAR	31,130	1,840,608	1,858,037	17,429	—
Expiring 10/02/20	Citibank, N.A.	ZAR	31,130	1,810,694	1,858,037	47,343	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	31,130	1,827,511	1,858,037	30,526	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	31,130	1,882,678	1,858,036	—	(24,642)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	31,130	1,844,741	1,858,037	13,296	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	31,130	1,836,665	1,858,037	21,372	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	30,490	1,804,526	1,819,837	15,311	—
Expiring 11/04/20	Bank of America, N.A.	ZAR	95,130	5,600,033	5,655,862	55,829	—
Expiring 11/04/20	Citibank, N.A.	ZAR	31,130	1,800,275	1,850,804	50,529	—
Expiring 11/04/20	Deutsche Bank AG	ZAR	31,130	1,802,871	1,850,804	47,933	—
Expiring 11/04/20	Deutsche Bank AG	ZAR	31,130	1,809,800	1,850,804	41,004	—
Swedish Krona,
Expiring 10/02/20	Bank of America, N.A.	SEK	2,745	311,583	306,509	—	(5,074)
Expiring 10/02/20	Citibank, N.A.	SEK	57,349	6,393,918	6,403,651	9,733	—
Expiring 10/02/20	Citibank, N.A.	SEK	21,095	2,415,862	2,355,490	—	(60,372)
Expiring 10/02/20	Citibank, N.A.	SEK	15,379	1,761,249	1,717,236	—	(44,013)
A19

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/02/20	Citibank, N.A.	SEK	13,475	$1,543,197	$1,504,633	$—	$(38,564)
Expiring 10/02/20	Citibank, N.A.	SEK	9,005	1,031,279	1,005,507	—	(25,772)
Expiring 10/02/20	Citibank, N.A.	SEK	4,241	472,835	473,555	720	—
Expiring 10/02/20	Citibank, N.A.	SEK	2,745	309,135	306,509	—	(2,626)
Expiring 10/02/20	Citibank, N.A.	SEK	2,742	313,143	306,175	—	(6,968)
Expiring 10/02/20	Citibank, N.A.	SEK	2,738	305,263	305,728	465	—
Expiring 10/02/20	Citibank, N.A.	SEK	957	106,697	106,859	162	—
Expiring 10/02/20	Deutsche Bank AG	SEK	2,752	301,144	307,292	6,148	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	3,843	435,228	429,114	—	(6,114)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	3,839	444,509	428,667	—	(15,842)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	3,838	436,562	428,555	—	(8,007)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	3,702	429,160	413,370	—	(15,790)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	3,702	429,021	413,370	—	(15,651)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	3,702	420,181	413,370	—	(6,811)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	3,018	344,189	336,994	—	(7,195)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,752	316,432	307,291	—	(9,141)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,745	301,994	306,510	4,516	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,745	310,104	306,510	—	(3,594)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,745	317,913	306,510	—	(11,403)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,745	315,583	306,509	—	(9,074)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,741	317,910	306,063	—	(11,847)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	311,798	305,951	—	(5,847)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	311,712	305,951	—	(5,761)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	316,071	305,952	—	(10,119)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	1,640	182,635	183,124	489	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	1,640	180,788	183,125	2,337	—
Expiring 11/04/20	Citibank, N.A.	SEK	29,729	3,315,636	3,320,698	5,062	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SEK	1,890	208,099	211,111	3,012	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SEK	1,140	125,835	127,337	1,502	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SEK	1,120	123,273	125,103	1,830	—
Swiss Franc,
Expiring 10/02/20	Citibank, N.A.	CHF	280	308,986	304,019	—	(4,967)
Expiring 10/02/20	Citibank, N.A.	CHF	277	298,957	300,763	1,806	—
Expiring 10/02/20	Citibank, N.A.	CHF	277	305,959	300,762	—	(5,197)
Expiring 10/02/20	Deutsche Bank AG	CHF	277	305,043	300,763	—	(4,280)
Expiring 10/02/20	Deutsche Bank AG	CHF	277	304,066	300,762	—	(3,304)
Expiring 10/02/20	Deutsche Bank AG	CHF	277	306,848	300,762	—	(6,086)
Expiring 10/02/20	Deutsche Bank AG	CHF	167	182,222	181,327	—	(895)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	6,794	7,388,991	7,376,821	—	(12,170)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	5,679	6,238,973	6,166,172	—	(72,801)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	864	949,194	938,118	—	(11,076)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	554	602,517	601,525	—	(992)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	388	426,507	421,285	—	(5,222)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	301,259	300,763	—	(496)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	305,143	300,762	—	(4,381)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	302,429	300,762	—	(1,667)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	302,183	300,763	—	(1,420)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	302,005	300,762	—	(1,243)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	306,647	300,762	—	(5,885)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	305,885	300,763	—	(5,122)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	305,053	300,762	—	(4,291)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	306,441	300,762	—	(5,679)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	306,942	300,762	—	(6,180)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	304,229	300,762	—	(3,467)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	235	254,137	255,159	1,022	—
A20

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	170	$183,660	$184,584	$924	$—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	54	59,325	58,633	—	(692)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CHF	3,379	3,678,284	3,672,278	—	(6,006)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CHF	442	481,149	480,363	—	(786)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CHF	195	210,804	211,925	1,121	—
Thai Baht,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	THB	81,243	2,569,355	2,563,859	—	(5,496)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	THB	79,498	2,514,168	2,508,790	—	(5,378)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	THB	46,830	1,491,952	1,477,856	—	(14,096)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	THB	38,040	1,203,036	1,200,463	—	(2,573)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	THB	61,340	1,937,155	1,935,647	—	(1,508)
Turkish Lira,
Expiring 10/02/20	Citibank, N.A.	TRY	40,380	5,418,781	5,227,566	—	(191,215)
Expiring 10/02/20	Citibank, N.A.	TRY	13,760	1,785,737	1,781,359	—	(4,378)
Expiring 10/02/20	Citibank, N.A.	TRY	13,760	1,782,938	1,781,360	—	(1,578)
Expiring 10/02/20	Citibank, N.A.	TRY	13,760	1,791,247	1,781,360	—	(9,887)
Expiring 10/02/20	Citibank, N.A.	TRY	8,965	1,203,033	1,160,603	—	(42,430)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	TRY	88,543	11,395,496	11,462,714	67,218	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	TRY	13,565	1,745,817	1,756,114	10,297	—
Expiring 11/04/20	Citibank, N.A.	TRY	14,270	1,819,735	1,831,000	11,265	—
Expiring 11/04/20	Citibank, N.A.	TRY	14,270	1,815,314	1,831,001	15,687	—
Expiring 11/04/20	Citibank, N.A.	TRY	14,270	1,828,011	1,831,001	2,990	—
Expiring 11/04/20	Citibank, N.A.	TRY	14,270	1,804,662	1,831,001	26,339	—
				$1,709,295,973	$1,707,153,360	3,976,401	(6,119,014)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/20	Bank of America, N.A.	AUD	2,079	$1,477,626	$1,489,089	$—	$(11,463)
Expiring 10/02/20	Bank of America, N.A.	AUD	521	371,525	373,168	—	(1,643)
Expiring 10/02/20	Citibank, N.A.	AUD	430	317,657	307,989	9,668	—
Expiring 10/02/20	Citibank, N.A.	AUD	430	310,998	307,989	3,009	—
Expiring 10/02/20	Deutsche Bank AG	AUD	1,251	887,885	896,033	—	(8,148)
Expiring 10/02/20	Deutsche Bank AG	AUD	516	373,123	369,587	3,536	—
Expiring 10/02/20	Deutsche Bank AG	AUD	413	304,403	295,813	8,590	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	33,216	24,310,790	23,791,054	519,736	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	6,458	4,726,610	4,625,561	101,049	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	3,037	2,165,745	2,175,259	—	(9,514)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	2,554	1,869,273	1,829,310	39,963	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	1,102	785,858	789,310	—	(3,452)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	858	611,857	614,545	—	(2,688)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	644	471,344	461,267	10,077	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	634	464,025	454,105	9,920	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	614	449,202	439,779	9,423	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	601	439,760	430,468	9,292	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	527	380,622	377,466	3,156	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	430	312,002	307,989	4,013	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	413	303,150	295,813	7,337	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	AUD	255	181,842	182,644	—	(802)
Expiring 11/04/20	Citibank, N.A.	AUD	1,376	973,483	985,640	—	(12,157)
Expiring 11/04/20	Citibank, N.A.	AUD	1,348	962,673	965,584	—	(2,911)
Expiring 11/04/20	Deutsche Bank AG	AUD	305	214,311	218,474	—	(4,163)
A21

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	42,872	$30,575,110	$30,709,557	$—	$(134,447)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	3,420	2,400,012	2,449,773	—	(49,761)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	2,600	1,854,247	1,862,401	—	(8,154)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	1,767	1,260,175	1,265,716	—	(5,541)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	412	293,827	295,119	—	(1,292)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	305	215,134	218,474	—	(3,340)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	265	187,601	189,821	—	(2,220)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	AUD	255	179,381	182,659	—	(3,278)
Brazilian Real,
Expiring 10/02/20	Citibank, N.A.	BRL	15,475	2,762,554	2,755,373	7,181	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	7,170	1,268,869	1,276,641	—	(7,772)
Expiring 11/04/20	Citibank, N.A.	BRL	15,475	2,731,541	2,753,031	—	(21,490)
British Pound,
Expiring 10/02/20	Bank of America, N.A.	GBP	19,261	25,465,353	24,853,651	611,702	—
Expiring 10/02/20	Bank of America, N.A.	GBP	3,905	5,076,988	5,038,861	38,127	—
Expiring 10/02/20	Bank of America, N.A.	GBP	2,752	3,537,187	3,551,075	—	(13,888)
Expiring 10/02/20	Bank of America, N.A.	GBP	2,752	3,542,030	3,551,074	—	(9,044)
Expiring 10/02/20	Bank of America, N.A.	GBP	628	829,667	810,347	19,320	—
Expiring 10/02/20	Bank of America, N.A.	GBP	145	185,085	187,103	—	(2,018)
Expiring 10/02/20	Citibank, N.A.	GBP	1,306	1,667,321	1,685,212	—	(17,891)
Expiring 10/02/20	Citibank, N.A.	GBP	838	1,106,504	1,081,323	25,181	—
Expiring 10/02/20	Citibank, N.A.	GBP	580	745,144	748,409	—	(3,265)
Expiring 10/02/20	Citibank, N.A.	GBP	580	747,450	748,409	—	(959)
Expiring 10/02/20	Citibank, N.A.	GBP	559	726,987	721,312	5,675	—
Expiring 10/02/20	Citibank, N.A.	GBP	236	304,050	304,525	—	(475)
Expiring 10/02/20	Citibank, N.A.	GBP	227	294,021	292,912	1,109	—
Expiring 10/02/20	Citibank, N.A.	GBP	226	292,726	291,622	1,104	—
Expiring 10/02/20	Citibank, N.A.	GBP	226	293,510	291,622	1,888	—
Expiring 10/02/20	Deutsche Bank AG	GBP	226	304,208	291,621	12,587	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	53,995	71,888,943	69,673,065	2,215,878	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	37,229	49,566,691	48,038,866	1,527,825	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	2,752	3,574,655	3,551,074	23,581	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	2,752	3,543,734	3,551,075	—	(7,341)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	1,265	1,626,929	1,632,307	—	(5,378)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	1,002	1,288,682	1,292,942	—	(4,260)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	679	897,311	876,156	21,155	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	678	871,983	874,865	—	(2,882)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	452	601,793	583,244	18,549	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	317	411,755	409,044	2,711	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	272	351,058	350,979	79	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	236	313,373	304,525	8,848	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	236	307,561	304,525	3,036	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	235	315,669	303,235	12,434	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	228	304,485	294,203	10,282	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	228	307,043	294,202	12,841	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	227	301,893	292,912	8,981	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	293,613	291,622	1,991	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	292,766	291,622	1,144	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	226	289,654	291,622	—	(1,968)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	GBP	140	178,519	180,651	—	(2,132)
Expiring 11/04/20	Deutsche Bank AG	GBP	5,536	7,154,699	7,144,667	10,032	—
Expiring 11/04/20	Deutsche Bank AG	GBP	875	1,131,368	1,129,261	2,107	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	37,890	48,739,233	48,900,177	—	(160,944)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	36,160	46,513,874	46,667,470	—	(153,596)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	29,217	37,582,850	37,706,954	—	(124,104)
A22

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	1,504	$1,939,864	$1,941,037	$—	$(1,173)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	168	214,755	216,818	—	(2,063)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	168	217,443	216,818	625	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	144	185,434	185,843	—	(409)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	140	179,946	180,681	—	(735)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	98	125,110	126,477	—	(1,367)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	GBP	98	126,552	126,477	75	—
Canadian Dollar,
Expiring 10/02/20	Citibank, N.A.	CAD	541	416,154	406,295	9,859	—
Expiring 10/02/20	Citibank, N.A.	CAD	404	301,499	303,407	—	(1,908)
Expiring 10/02/20	Citibank, N.A.	CAD	387	295,540	290,640	4,900	—
Expiring 10/02/20	Citibank, N.A.	CAD	387	294,883	290,640	4,243	—
Expiring 10/02/20	Citibank, N.A.	CAD	387	295,219	290,640	4,579	—
Expiring 10/02/20	Citibank, N.A.	CAD	387	297,503	290,640	6,863	—
Expiring 10/02/20	Deutsche Bank AG	CAD	387	294,764	290,640	4,124	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	79,234	60,654,822	59,505,344	1,149,478	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	1,193	913,259	895,952	17,307	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	1,178	901,777	884,687	17,090	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	791	605,522	594,047	11,475	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	618	469,358	464,123	5,235	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	404	309,369	303,407	5,962	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	289,106	290,640	—	(1,534)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	292,379	290,640	1,739	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	289,900	290,640	—	(740)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	295,527	290,640	4,887	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	294,314	290,640	3,674	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	291,565	290,640	925	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	387	295,905	290,640	5,265	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	245	183,355	183,997	—	(642)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	245	183,709	183,997	—	(288)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	245	182,843	183,997	—	(1,154)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	215	160,614	161,466	—	(852)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CAD	60,886	45,488,505	45,730,581	—	(242,076)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CAD	2,770	2,069,493	2,080,506	—	(11,013)
Chilean Peso,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CLP	1,897,316	2,446,256	2,416,834	29,422	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CLP	345,716	440,425	440,503	—	(78)
Chinese Renminbi,
Expiring 11/04/20	Citibank, N.A.	CNH	23,916	3,488,981	3,516,564	—	(27,583)
Expiring 11/04/20	Deutsche Bank AG	CNH	4,647	683,695	683,287	408	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CNH	11,737	1,711,507	1,725,787	—	(14,280)
Colombian Peso,
Expiring 10/02/20	Citibank, N.A.	COP	4,785,108	1,304,911	1,250,222	54,689	—
Expiring 10/02/20	Citibank, N.A.	COP	291,716	75,388	76,218	—	(830)
Expiring 11/04/20	Citibank, N.A.	COP	4,785,108	1,234,341	1,248,133	—	(13,792)
Czech Koruna,
Expiring 10/02/20	Bank of America, N.A.	CZK	37,992	1,708,120	1,646,152	61,968	—
Expiring 10/02/20	Bank of America, N.A.	CZK	14,430	648,773	625,237	23,536	—
Expiring 11/04/20	Bank of America, N.A.	CZK	37,992	1,641,364	1,646,379	—	(5,015)
Expiring 11/04/20	Bank of America, N.A.	CZK	14,430	623,418	625,323	—	(1,905)
Danish Krone,
Expiring 10/02/20	Citibank, N.A.	DKK	31,678	5,041,946	4,988,893	53,053	—
Expiring 11/04/20	Citibank, N.A.	DKK	31,678	4,996,774	4,991,677	5,097	—
Euro,
Expiring 10/02/20	Bank of America, N.A.	EUR	7,929	9,379,864	9,296,741	83,123	—
A23

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/20	Bank of America, N.A.	EUR	4,680	$5,513,822	$5,487,294	$26,528	$—
Expiring 10/02/20	Bank of America, N.A.	EUR	936	1,110,557	1,097,458	13,099	—
Expiring 10/02/20	Bank of America, N.A.	EUR	460	537,372	539,349	—	(1,977)
Expiring 10/02/20	Citibank, N.A.	EUR	627	745,096	735,156	9,940	—
Expiring 10/02/20	Citibank, N.A.	EUR	255	300,108	298,987	1,121	—
Expiring 10/02/20	Citibank, N.A.	EUR	255	301,443	298,987	2,456	—
Expiring 10/02/20	Citibank, N.A.	EUR	255	300,921	298,987	1,934	—
Expiring 10/02/20	Citibank, N.A.	EUR	231	273,854	270,847	3,007	—
Expiring 10/02/20	Deutsche Bank AG	EUR	255	303,515	298,987	4,528	—
Expiring 10/02/20	Deutsche Bank AG	EUR	255	297,811	298,987	—	(1,176)
Expiring 10/02/20	Deutsche Bank AG	EUR	255	302,189	298,987	3,202	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	254,569	301,521,706	298,481,787	3,039,919	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	99,555	117,916,924	116,728,095	1,188,829	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	45,822	53,793,791	53,726,229	67,562	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	12,322	14,643,526	14,447,527	195,999	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	10,445	12,371,476	12,246,748	124,728	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	8,363	9,817,936	9,805,605	12,331	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	7,773	9,193,160	9,113,832	79,328	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	4,664	5,529,405	5,468,533	60,872	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	4,370	5,182,558	5,123,819	58,739	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	4,098	4,853,835	4,804,899	48,936	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	2,724	3,207,289	3,193,886	13,403	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	2,715	3,214,517	3,183,334	31,183	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	2,038	2,409,472	2,389,552	19,920	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	1,448	1,699,913	1,697,778	2,135	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	734	868,730	860,614	8,116	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	626	740,232	733,984	6,248	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	408	485,110	478,380	6,730	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	357	427,924	418,582	9,342	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	314	368,787	368,164	623	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	255	301,696	298,988	2,708	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	255	303,577	298,987	4,590	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	218	254,202	255,604	—	(1,402)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	216	251,779	253,259	—	(1,480)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	192	224,387	225,120	—	(733)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	180	209,904	211,049	—	(1,145)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	157	182,989	184,082	—	(1,093)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	EUR	123	146,073	144,217	1,856	—
Expiring 11/04/20	Bank of America, N.A.	EUR	743	868,210	871,760	—	(3,550)
Expiring 11/04/20	Citibank, N.A.	EUR	209	243,834	245,219	—	(1,385)
Expiring 11/04/20	Deutsche Bank AG	EUR	2,427	2,847,905	2,847,593	312	—
Expiring 11/04/20	Deutsche Bank AG	EUR	160	187,641	187,728	—	(87)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	186,716	219,344,994	219,073,375	271,619	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	85,170	100,053,628	99,929,730	123,898	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	5,477	6,434,117	6,426,150	7,967	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	5,140	6,038,225	6,030,748	7,477	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	255	299,521	299,191	330	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	EUR	231	271,368	271,032	336	—
Hungarian Forint,
Expiring 10/02/20	Citibank, N.A.	HUF	262,373	866,441	846,301	20,140	—
Expiring 11/04/20	Citibank, N.A.	HUF	262,373	841,263	845,844	—	(4,581)
Indian Rupee,
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	INR	65,370	882,853	885,596	—	(2,743)
Indonesian Rupiah,
Expiring 10/02/20	Bank of America, N.A.	IDR	9,555,000	641,189	642,390	—	(1,201)
A24

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	89,091,035	$5,896,164	$5,940,833	$—	$(44,669)
Israeli Shekel,
Expiring 10/02/20	Citibank, N.A.	ILS	11,514	3,422,041	3,361,116	60,925	—
Expiring 10/02/20	Citibank, N.A.	ILS	2,716	807,214	792,843	14,371	—
Expiring 10/02/20	Citibank, N.A.	ILS	1,044	303,127	304,760	—	(1,633)
Expiring 10/02/20	Deutsche Bank AG	ILS	4,095	1,195,109	1,195,394	—	(285)
Expiring 11/04/20	Citibank, N.A.	ILS	11,514	3,344,925	3,362,233	—	(17,308)
Expiring 11/04/20	Citibank, N.A.	ILS	4,095	1,189,636	1,195,792	—	(6,156)
Japanese Yen,
Expiring 10/02/20	Bank of America, N.A.	JPY	20,297,617	191,270,420	192,462,389	—	(1,191,969)
Expiring 10/02/20	Bank of America, N.A.	JPY	5,985,534	56,639,357	56,754,947	—	(115,590)
Expiring 10/02/20	Bank of America, N.A.	JPY	5,254,470	49,721,513	49,822,985	—	(101,472)
Expiring 10/02/20	Bank of America, N.A.	JPY	2,886,159	27,310,878	27,366,614	—	(55,736)
Expiring 10/02/20	Bank of America, N.A.	JPY	171,300	1,609,435	1,624,270	—	(14,835)
Expiring 10/02/20	Bank of America, N.A.	JPY	137,008	1,291,067	1,299,113	—	(8,046)
Expiring 10/02/20	Bank of America, N.A.	JPY	31,633	300,011	299,945	66	—
Expiring 10/02/20	Bank of America, N.A.	JPY	31,626	302,088	299,878	2,210	—
Expiring 10/02/20	Citibank, N.A.	JPY	1,384,784	13,028,866	13,130,548	—	(101,682)
Expiring 10/02/20	Citibank, N.A.	JPY	390,080	3,688,351	3,698,746	—	(10,395)
Expiring 10/02/20	Citibank, N.A.	JPY	390,080	3,688,735	3,698,746	—	(10,011)
Expiring 10/02/20	Citibank, N.A.	JPY	155,775	1,471,616	1,477,061	—	(5,445)
Expiring 10/02/20	Citibank, N.A.	JPY	31,628	300,489	299,897	592	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,626	297,569	299,878	—	(2,309)
Expiring 10/02/20	Citibank, N.A.	JPY	31,626	298,087	299,878	—	(1,791)
Expiring 10/02/20	Citibank, N.A.	JPY	31,626	301,569	299,878	1,691	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,626	301,553	299,878	1,675	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,626	303,801	299,878	3,923	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,626	303,968	299,879	4,089	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,308	298,081	296,863	1,218	—
Expiring 10/02/20	Citibank, N.A.	JPY	31,308	300,631	296,863	3,768	—
Expiring 10/02/20	Deutsche Bank AG	JPY	31,633	298,609	299,945	—	(1,336)
Expiring 10/02/20	Deutsche Bank AG	JPY	31,633	301,328	299,945	1,383	—
Expiring 10/02/20	Deutsche Bank AG	JPY	31,628	301,445	299,897	1,548	—
Expiring 10/02/20	Deutsche Bank AG	JPY	31,626	302,775	299,879	2,896	—
Expiring 10/02/20	Deutsche Bank AG	JPY	31,626	297,948	299,878	—	(1,930)
Expiring 10/02/20	Deutsche Bank AG	JPY	19,700	187,305	186,795	510	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	390,080	3,687,769	3,698,746	—	(10,977)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	129,813	1,220,966	1,230,889	—	(9,923)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	34,521	327,031	327,328	—	(297)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,633	298,167	299,945	—	(1,778)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,633	298,530	299,945	—	(1,415)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,633	304,120	299,945	4,175	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	300,374	299,898	476	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	297,642	299,897	—	(2,255)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	298,530	299,897	—	(1,367)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	298,707	299,897	—	(1,190)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	298,650	299,897	—	(1,247)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	298,860	299,898	—	(1,038)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	298,889	299,897	—	(1,008)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,628	303,693	299,897	3,796	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	299,072	299,879	—	(807)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	298,985	299,879	—	(894)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	297,670	299,879	—	(2,209)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	300,207	299,878	329	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	300,895	299,879	1,016	—
A25

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	$297,578	$299,878	$—	$(2,300)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	297,603	299,878	—	(2,275)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	298,370	299,878	—	(1,508)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,343	298,936	297,194	1,742	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,343	295,840	297,195	—	(1,355)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	295,840	296,863	—	(1,023)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	295,077	296,864	—	(1,787)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	294,744	296,863	—	(2,119)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	295,565	296,863	—	(1,298)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	300,585	296,863	3,722	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	294,717	296,863	—	(2,146)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	299,192	296,863	2,329	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	JPY	19,700	187,183	186,796	387	—
Expiring 11/04/20	Bank of America, N.A.	JPY	19,619,606	185,717,858	186,101,151	—	(383,293)
Expiring 11/04/20	Bank of America, N.A.	JPY	175,700	1,664,963	1,666,597	—	(1,634)
Expiring 11/04/20	Bank of America, N.A.	JPY	158,146	1,496,999	1,500,089	—	(3,090)
Expiring 11/04/20	Bank of America, N.A.	JPY	81,181	768,454	770,040	—	(1,586)
Malaysian Ringgit,
Expiring 10/02/20	Deutsche Bank AG	MYR	18,780	4,523,666	4,519,156	4,510	—
Expiring 11/04/20	Deutsche Bank AG	MYR	18,780	4,511,603	4,516,587	—	(4,984)
Mexican Peso,
Expiring 10/02/20	Citibank, N.A.	MXN	176,440	8,051,697	7,977,651	74,046	—
Expiring 10/02/20	Citibank, N.A.	MXN	25,180	1,140,808	1,138,502	2,306	—
Expiring 10/02/20	Citibank, N.A.	MXN	22,170	1,053,039	1,002,406	50,633	—
Expiring 10/02/20	Citibank, N.A.	MXN	18,342	818,372	829,325	—	(10,953)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	MXN	27,930	1,308,540	1,262,842	45,698	—
Expiring 11/04/20	Citibank, N.A.	MXN	97,560	4,336,251	4,394,014	—	(57,763)
Expiring 11/04/20	Citibank, N.A.	MXN	27,930	1,241,405	1,257,942	—	(16,537)
Expiring 11/04/20	Deutsche Bank AG	MXN	47,870	2,124,251	2,156,022	—	(31,771)
New Taiwanese Dollar,
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	TWD	37,170	1,273,163	1,290,093	—	(16,930)
New Zealand Dollar,
Expiring 10/02/20	Bank of America, N.A.	NZD	6,635	4,481,047	4,389,403	91,644	—
Expiring 10/02/20	Bank of America, N.A.	NZD	4,742	3,202,581	3,137,084	65,497	—
Expiring 10/02/20	Bank of America, N.A.	NZD	3,964	2,677,147	2,622,396	54,751	—
Expiring 10/02/20	Bank of America, N.A.	NZD	443	297,828	293,067	4,761	—
Expiring 10/02/20	Citibank, N.A.	NZD	1,655	1,117,271	1,094,870	22,401	—
Expiring 10/02/20	Citibank, N.A.	NZD	470	316,451	310,930	5,521	—
Expiring 10/02/20	Citibank, N.A.	NZD	464	308,288	306,961	1,327	—
Expiring 10/02/20	Citibank, N.A.	NZD	443	299,237	293,068	6,169	—
Expiring 10/02/20	Citibank, N.A.	NZD	443	297,369	293,068	4,301	—
Expiring 10/02/20	Citibank, N.A.	NZD	443	299,234	293,068	6,166	—
Expiring 10/02/20	Deutsche Bank AG	NZD	532	359,373	351,946	7,427	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	1,475	994,932	975,791	19,141	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	658	444,139	435,302	8,837	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	620	420,421	410,162	10,259	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	620	413,436	410,163	3,273	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	470	316,394	310,930	5,464	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	470	317,670	310,930	6,740	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	295,474	293,068	2,406	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	297,912	293,068	4,844	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	293,790	293,068	722	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	296,819	293,068	3,751	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	296,640	293,068	3,572	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	299,974	293,068	6,906	—
A26

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	$299,807	$293,068	$6,739	$—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	299,948	293,068	6,880	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NZD	443	300,579	293,067	7,512	—
Expiring 11/04/20	Bank of America, N.A.	NZD	9,747	6,423,010	6,448,089	—	(25,079)
Expiring 11/04/20	Bank of America, N.A.	NZD	2,939	1,936,722	1,944,284	—	(7,562)
Expiring 11/04/20	Bank of America, N.A.	NZD	2,005	1,321,241	1,326,400	—	(5,159)
Expiring 11/04/20	Bank of America, N.A.	NZD	785	517,294	519,314	—	(2,020)
Expiring 11/04/20	Bank of America, N.A.	NZD	89	58,649	58,878	—	(229)
Expiring 11/04/20	Citibank, N.A.	NZD	4,759	3,137,178	3,148,298	—	(11,120)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	NZD	280	184,140	185,233	—	(1,093)
Norwegian Krone,
Expiring 10/02/20	Citibank, N.A.	NOK	3,403	372,953	364,835	8,118	—
Expiring 10/02/20	Citibank, N.A.	NOK	2,829	317,434	303,297	14,137	—
Expiring 10/02/20	Citibank, N.A.	NOK	2,550	290,527	273,386	17,141	—
Expiring 10/02/20	Deutsche Bank AG	NOK	20,472	2,314,059	2,194,803	119,256	—
Expiring 10/02/20	Deutsche Bank AG	NOK	15,307	1,624,292	1,641,063	—	(16,771)
Expiring 10/02/20	Deutsche Bank AG	NOK	9,730	1,099,833	1,043,152	56,681	—
Expiring 10/02/20	Deutsche Bank AG	NOK	2,829	312,701	303,297	9,404	—
Expiring 10/02/20	Deutsche Bank AG	NOK	2,829	316,465	303,297	13,168	—
Expiring 10/02/20	Deutsche Bank AG	NOK	1,650	183,756	176,896	6,860	—
Expiring 10/02/20	Deutsche Bank AG	NOK	1,633	175,190	175,074	116	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	3,747	430,536	401,715	28,821	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	3,747	428,567	401,716	26,851	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	3,747	415,069	401,715	13,354	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	3,403	365,537	364,836	701	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	2,833	325,148	303,726	21,422	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	2,829	321,082	303,297	17,785	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	2,550	291,557	273,386	18,171	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	NOK	1,650	189,018	176,896	12,122	—
Expiring 11/04/20	Deutsche Bank AG	NOK	16,900	1,793,405	1,811,930	—	(18,525)
Expiring 11/04/20	Deutsche Bank AG	NOK	9,730	1,032,534	1,043,199	—	(10,665)
Expiring 11/04/20	Deutsche Bank AG	NOK	4,302	456,522	461,238	—	(4,716)
Expiring 11/04/20	Deutsche Bank AG	NOK	1,980	207,158	212,285	—	(5,127)
Expiring 11/04/20	Deutsche Bank AG	NOK	1,710	180,670	183,337	—	(2,667)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	NOK	1,980	206,892	212,285	—	(5,393)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	NOK	1,980	207,416	212,286	—	(4,870)
Peruvian Nuevo Sol,
Expiring 10/02/20	Citibank, N.A.	PEN	2,518	701,236	698,740	2,496	—
Expiring 10/02/20	Citibank, N.A.	PEN	2,482	700,141	688,750	11,391	—
Expiring 11/04/20	Citibank, N.A.	PEN	2,482	691,057	688,740	2,317	—
Philippine Peso,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	PHP	84,280	1,741,574	1,738,705	2,869	—
Polish Zloty,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	PLN	8,146	2,181,146	2,107,427	73,719	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	PLN	2,661	712,501	688,420	24,081	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	PLN	8,146	2,111,457	2,107,585	3,872	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	PLN	2,661	689,736	688,471	1,265	—
Russian Ruble,
Expiring 10/02/20	Bank of America, N.A.	RUB	394,134	5,339,086	5,071,186	267,900	—
Expiring 10/02/20	Bank of America, N.A.	RUB	215,553	2,728,367	2,773,446	—	(45,079)
Expiring 10/02/20	Bank of America, N.A.	RUB	89,840	1,217,006	1,155,940	61,066	—
Expiring 10/02/20	Bank of America, N.A.	RUB	62,700	793,627	806,740	—	(13,113)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	RUB	105,070	1,371,608	1,351,899	19,709	—
Expiring 11/05/20	Bank of America, N.A.	RUB	394,134	4,970,640	5,057,322	—	(86,682)
Expiring 11/05/20	Bank of America, N.A.	RUB	105,070	1,325,095	1,348,203	—	(23,108)
A27

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 11/05/20	Bank of America, N.A.	RUB	61,768	$778,990	$792,575	$—	$(13,585)
Singapore Dollar,
Expiring 10/02/20	Bank of America, N.A.	SGD	482	354,552	353,101	1,451	—
Expiring 10/02/20	Citibank, N.A.	SGD	451	332,395	330,391	2,004	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	3,959	2,904,126	2,900,260	3,866	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	1,235	902,316	904,729	—	(2,413)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	483	354,305	353,833	472	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	403	295,068	295,227	—	(159)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SGD	225	165,184	164,829	355	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SGD	3,959	2,892,547	2,900,356	—	(7,809)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SGD	1,420	1,030,406	1,040,290	—	(9,884)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SGD	451	329,512	330,402	—	(890)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	SGD	227	165,852	166,300	—	(448)
South African Rand,
Expiring 10/02/20	Bank of America, N.A.	ZAR	95,130	5,623,038	5,677,964	—	(54,926)
Expiring 10/02/20	Bank of America, N.A.	ZAR	32,870	1,956,722	1,961,891	—	(5,169)
Expiring 10/02/20	Bank of America, N.A.	ZAR	32,870	1,953,580	1,961,891	—	(8,311)
Expiring 10/02/20	Bank of America, N.A.	ZAR	15,880	946,703	947,819	—	(1,116)
Expiring 10/02/20	Deutsche Bank AG	ZAR	32,870	1,956,826	1,961,891	—	(5,065)
Expiring 10/02/20	Deutsche Bank AG	ZAR	30,070	1,803,027	1,794,769	8,258	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	212,859	12,597,891	12,704,782	—	(106,891)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	32,870	1,969,802	1,961,892	7,910	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	32,870	1,946,341	1,961,891	—	(15,550)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	32,870	1,957,946	1,961,891	—	(3,945)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	32,870	1,977,107	1,961,891	15,216	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	31,130	1,895,389	1,858,037	37,352	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	30,350	1,796,241	1,811,482	—	(15,241)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	ZAR	15,810	946,639	943,642	2,997	—
Expiring 11/04/20	Bank of America, N.A.	ZAR	266,619	15,695,103	15,851,575	—	(156,472)
Expiring 11/04/20	Bank of America, N.A.	ZAR	62,940	3,705,099	3,742,037	—	(36,938)
Expiring 11/04/20	Bank of America, N.A.	ZAR	15,880	934,811	944,131	—	(9,320)
Expiring 11/04/20	Citibank, N.A.	ZAR	30,070	1,754,001	1,787,783	—	(33,782)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	ZAR	30,070	1,791,802	1,787,784	4,018	—
South Korean Won,
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	KRW	17,561,788	14,983,694	15,061,430	—	(77,736)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	KRW	989,880	844,564	848,946	—	(4,382)
Swedish Krona,
Expiring 10/02/20	Bank of America, N.A.	SEK	3,702	422,924	413,369	9,555	—
Expiring 10/02/20	Citibank, N.A.	SEK	78,444	8,983,641	8,759,141	224,500	—
Expiring 10/02/20	Citibank, N.A.	SEK	37,156	4,255,216	4,148,879	106,337	—
Expiring 10/02/20	Citibank, N.A.	SEK	29,729	3,314,527	3,319,572	—	(5,045)
Expiring 10/02/20	Citibank, N.A.	SEK	3,843	435,897	429,113	6,784	—
Expiring 10/02/20	Citibank, N.A.	SEK	3,843	439,869	429,113	10,756	—
Expiring 10/02/20	Citibank, N.A.	SEK	2,745	317,521	306,510	11,011	—
Expiring 10/02/20	Deutsche Bank AG	SEK	2,745	313,270	306,510	6,760	—
Expiring 10/02/20	Deutsche Bank AG	SEK	2,745	315,235	306,510	8,725	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	7,200	826,252	803,960	22,292	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	5,520	617,567	616,369	1,198	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,745	312,244	306,509	5,735	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,471	284,542	275,915	8,627	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,327	264,814	259,835	4,979	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	2,250	248,879	251,237	—	(2,358)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	SEK	1,375	157,488	153,534	3,954	—
Expiring 11/04/20	Citibank, N.A.	SEK	57,349	6,396,059	6,405,824	—	(9,765)
Expiring 11/04/20	Citibank, N.A.	SEK	4,241	472,993	473,715	—	(722)
A28

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 11/04/20	Citibank, N.A.	SEK	2,738	$305,366	$305,832	$—	$(466)
Expiring 11/04/20	Citibank, N.A.	SEK	1,620	178,699	180,952	—	(2,253)
Expiring 11/04/20	Citibank, N.A.	SEK	957	106,733	106,896	—	(163)
Swiss Franc,
Expiring 10/02/20	Bank of America, N.A.	CHF	277	304,878	300,762	4,116	—
Expiring 10/02/20	Citibank, N.A.	CHF	280	307,945	304,020	3,925	—
Expiring 10/02/20	Citibank, N.A.	CHF	277	301,769	300,762	1,007	—
Expiring 10/02/20	Citibank, N.A.	CHF	277	305,226	300,762	4,464	—
Expiring 10/02/20	Citibank, N.A.	CHF	277	305,506	300,762	4,744	—
Expiring 10/02/20	Citibank, N.A.	CHF	277	303,658	300,762	2,896	—
Expiring 10/02/20	Deutsche Bank AG	CHF	279	302,863	302,934	—	(71)
Expiring 10/02/20	Deutsche Bank AG	CHF	277	302,510	300,763	1,747	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	12,473	13,702,889	13,542,993	159,896	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	3,379	3,674,919	3,668,866	6,053	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	523	574,570	567,865	6,705	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	442	480,709	479,917	792	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	305,947	300,763	5,184	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	277	302,363	300,763	1,600	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	25	27,465	27,145	320	—
Expiring 11/04/20	Deutsche Bank AG	CHF	170	184,705	184,755	—	(50)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CHF	6,794	7,395,756	7,383,681	12,075	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CHF	554	603,069	602,084	985	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	CHF	277	301,534	301,042	492	—
Thai Baht,
Expiring 10/02/20	Citibank, N.A.	THB	38,040	1,213,331	1,200,462	12,869	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	THB	82,120	2,603,678	2,591,535	12,143	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	THB	81,243	2,588,313	2,563,859	24,454	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	THB	44,208	1,408,418	1,395,111	13,307	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	THB	81,243	2,564,893	2,563,706	1,187	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	THB	79,498	2,509,803	2,508,641	1,162	—
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	THB	38,040	1,200,947	1,200,391	556	—
Turkish Lira,
Expiring 10/02/20	Citibank, N.A.	TRY	90,938	12,203,396	11,772,769	430,627	—
Expiring 10/02/20	Citibank, N.A.	TRY	13,565	1,805,417	1,756,115	49,302	—
Expiring 10/02/20	Citibank, N.A.	TRY	13,565	1,815,566	1,756,116	59,450	—
Expiring 10/02/20	Citibank, N.A.	TRY	13,565	1,807,269	1,756,115	51,154	—
Expiring 10/02/20	Citibank, N.A.	TRY	13,565	1,795,666	1,756,115	39,551	—
Expiring 10/02/20	Citibank, N.A.	TRY	13,565	1,798,356	1,756,115	42,241	—
Expiring 10/02/20	Citibank, N.A.	TRY	11,210	1,504,322	1,451,238	53,084	—
Expiring 10/02/20	Citibank, N.A.	TRY	9,195	1,238,217	1,190,378	47,839	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	TRY	13,565	1,809,873	1,756,115	53,758	—
Expiring 11/04/20	Citibank, N.A.	TRY	13,760	1,779,847	1,765,561	14,286	—
Expiring 11/04/20	Citibank, N.A.	TRY	13,760	1,763,650	1,765,562	—	(1,912)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	TRY	88,543	11,287,992	11,361,057	—	(73,065)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	TRY	13,565	1,729,347	1,740,542	—	(11,195)
				$2,349,442,363	$2,338,285,538	15,552,626	(4,395,801)
						$19,529,027	$(10,514,815)
A29

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	6,774	12/16/25	0.594%(S)	6 Month BBSW(2)(S)	$(1,097)	$62,241	$63,338
AUD	7,463	03/15/26	0.563%(S)	6 Month BBSW(2)(S)	4,504	6,613	2,109
AUD	2,079	12/16/30	1.094%(S)	6 Month BBSW(2)(S)	3,835	40,689	36,854
AUD	4,983	03/18/31	1.438%(S)	6 Month BBSW(2)(S)	10,973	14,081	3,108
CAD	10,563	06/15/25	1.094%(S)	3 Month CDOR(2)(Q)	3,504	54,745	51,241
CAD	8,024	12/16/25	0.805%(S)	3 Month CDOR(2)(Q)	(1,134)	5,700	6,834
CAD	3,611	12/16/30	1.063%(S)	3 Month CDOR(2)(Q)	(2,175)	(3,239)	(1,064)
EUR	229,561	12/21/23	(0.560)%(A)	1 Day EONIA(2)(A)	3,456	(49,256)	(52,712)
EUR	6,934	09/21/25	(0.160)%(A)	6 Month EURIBOR(1)(S)	(1,746)	(57,549)	(55,803)
EUR	6,121	12/16/25	(0.219)%(A)	6 Month EURIBOR(1)(S)	1,032	(72,821)	(73,853)
EUR	2,234	12/16/30	(0.002)%(A)	6 Month EURIBOR(1)(S)	2,723	(57,513)	(60,236)
GBP	280,919	09/15/22	0.000%(A)	1 Day SONIA(2)(A)	217,870	362,526	144,656
GBP	70,104	12/15/22	(0.101)%(A)	1 Day SONIA(2)(A)	41,483	1,825	(39,658)
GBP	3,711	06/15/25	0.660%(S)	6 Month GBP LIBOR(1)(S)	(1,677)	(57,856)	(56,179)
GBP	5,641	12/16/25	0.375%(S)	6 Month GBP LIBOR(1)(S)	(18,951)	(58,825)	(39,874)
GBP	2,051	12/16/30	0.531%(S)	6 Month GBP LIBOR(1)(S)	(14,292)	(31,814)	(17,522)
JPY	514,286	12/15/24	(0.130)%(S)	6 Month JPY LIBOR(1)(S)	1,865	10,359	8,494
JPY	172,150	03/17/31	0.063%(S)	6 Month JPY LIBOR(1)(S)	(3,508)	(3,187)	321
NOK	68,035	12/16/25	0.719%(A)	6 Month NIBOR(2)(S)	(9,815)	34,964	44,779
NOK	45,177	12/21/25	0.906%(A)	6 Month NIBOR(2)(S)	(840)	23,472	24,312
NOK	20,307	12/16/30	0.878%(A)	6 Month NIBOR(2)(S)	—	(5,273)	(5,273)
NZD	11,111	12/16/25	0.500%(S)	3 Month BBR(1)(Q)	(115,128)	(133,608)	(18,480)
NZD	5,338	03/18/31	1.011%(S)	3 Month BBR(2)(Q)	1,228	9,578	8,350
SEK	77,617	09/21/25	0.340%(A)	3 Month STIBOR(1)(Q)	1,163	(54,846)	(56,009)
SEK	64,059	12/16/25	0.250%(A)	3 Month STIBOR(1)(Q)	7,608	(63,056)	(70,664)
SEK	14,383	03/17/31	0.344%(A)	3 Month STIBOR(1)(Q)	3,356	(1,007)	(4,363)
	3,669	12/16/25	0.438%(S)	3 Month LIBOR(2)(Q)	18,248	12,800	(5,448)
	5,446	03/15/26	0.469%(S)	3 Month LIBOR(2)(Q)	(4,467)	(6,826)	(2,359)
	1,642	12/16/30	0.688%(S)	3 Month LIBOR(2)(Q)	5,037	(6,704)	(11,741)
	5,964	12/17/30	1.063%(S)	3 Month LIBOR(2)(Q)	(9,891)	(11,145)	(1,254)
					$143,164	$(34,932)	$(178,096)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	28,380	12/16/25	2.390%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(54,899)	$—	$(54,899)	Citibank, N.A.
CNH	22,184	12/16/25	2.632%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6,169)	—	(6,169)	JPMorgan Chase Bank, N.A.
CNH	21,665	12/16/25	2.670%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(303)	—	(303)	Barclays Bank PLC
CNH	135,747	12/16/25	2.770%(Q)	7 Day China Fixing Repo Rates(2)(Q)	91,202	—	91,202	Citibank, N.A.
CNH	19,715	12/16/25	2.770%(Q)	7 Day China Fixing Repo Rates(2)(Q)	13,246	—	13,246	JPMorgan Chase Bank, N.A.
CNH	609,211	12/16/25	2.787%(Q)	7 Day China Fixing Repo Rates(2)(Q)	480,332	—	480,332	JPMorgan Chase Bank, N.A.
					$523,409	$—	$523,409

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30